No. 333-59093

811-08879

As filed with the Securities and Exchange Commission on September 27, 2012

Form N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. [    ]

POST-EFFECTIVE AMENDMENT NO. 34

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 35

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (781) 446-3330

Maura A. Murphy, Esq.

(Secretary of the Trust)

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Copies of communications to:

Christopher P. Harvey, Esq.

Dechert LLP

200 Clarendon Street

Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b)

☐                                    on May 1, 2012 pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☒                                  on December 10, 2012 pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

This post-effective amendment designates a new effective

☐ date for a previously filed post-effective amendment

December 10, 2012

PROSPECTUS

MFS® Blended Research Small Cap Equity Portfolio

(formerly, SCSM BlackRock Small Cap Index Fund)

Initial Class

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	SCOSX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Blended Research Small Cap Equity Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Total Annual Fund Operating Expenses		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Blended Research Small Cap Equity Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell 2000 Index over the last 13 months at the time of purchase. As of October 31, 2012, the range of the Russell 2000 Index was between [$         million and $         billion].

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected based on fundamental analysis of individual issuers and quantitative models that systematically evaluate issuers.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and employed a “passive” management approach, attempting to invest in a portfolio of assets whose performance was expected to match approximately the performance of the Russell 2000 Index. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

3

MFS Blended Research Small Cap Equity Portfolio

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Initial Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Jonathan W. Sage	December 8, 2012	Investment Officer of MFS
Matthew W. Krumell	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell 2000 Index over the last 13 months at the time of purchase. As of October 31, 2012, the range of the Russell 2000 Index was between [$         million and $         billion]. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis.  MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability.  MFS also uses quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution

4

MFS Blended Research Small Cap Equity Portfolio

channels. Small cap companies often have shorter operating histories than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser for an annual management fee calculated as a percentage of the fund’s average daily net assets at the following rates:  0.375% of assets from $0 to $500 million; and 0.350% of assets over $500 million.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.284% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Initial Class shares would not exceed 0.60%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.40% of the fund’s average daily net assets annually. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity) such that ‘‘Total Annual Fund Operating Expenses” do not exceed 0.60% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

5

MFS Blended Research Small Cap Equity Portfolio

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jonathan W. Sage	Portfolio Manager	Employed in the investment area of MFS since 2000
Matthew W. Krummell	Portfolio Manager	Employed in the investment area of MFS since 2001

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The  fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund  receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

6

MFS Blended Research Small Cap Equity Portfolio

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data

7

MFS Blended Research Small Cap Equity Portfolio

received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund

8

MFS Blended Research Small Cap Equity Portfolio

may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

10

MFS Blended Research Small Cap Equity Portfolio

MFS Blended Research Small Cap Equity Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Blended Research Small Cap Equity Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Blended Research Small Cap Equity Portfolio

(formerly, SCSM BlackRock Small Cap Index Fund)

Service Class

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Service Class	SCOMX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS Blended Research Small Cap Equity Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Fund Operating Expenses	%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Blended Research Small Cap Equity Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell 2000 Index over the last 13 months at the time of purchase. As of October 31, 2012, the range of the Russell 2000 Index was between [$         million and $         billion].

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected based on fundamental analysis of individual issuers and quantitative models that systematically evaluate issuers.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and employed a “passive” management approach, attempting to invest in a portfolio of assets whose performance was expected to match approximately the performance of the Russell 2000 Index. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

3

MFS Blended Research Small Cap Equity Portfolio

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Service Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Jonathan W. Sage	December 8, 2012	Investment Officer of MFS
Matthew W. Krumell	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell 2000 Index over the last 13 months at the time of purchase. As of October 31, 2012, the range of the Russell 2000 Index was between [$         million and $         billion]. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis.  MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability.  MFS also uses quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution

4

MFS Blended Research Small Cap Equity Portfolio

channels. Small cap companies often have shorter operating histories than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser for an annual management fee calculated as a percentage of the fund’s average daily net assets at the following rates:  0.375% of assets from $0 to $500 million; and 0.350% of assets over $500 million.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.284% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Service Class shares would not exceed 0.85%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.40% of the fund’s average daily net assets annually. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity) such that “Total Annual Fund Operating Expenses” do not exceed 0.85% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

5

MFS Blended Research Small Cap Equity Portfolio

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Jonathan W. Sage	Portfolio Manager	Employed in the investment area of MFS since 2000
Matthew W. Krummell	Portfolio Manager	Employed in the investment area of MFS since 2001

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The  fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

6

MFS Blended Research Small Cap Equity Portfolio

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund  receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying

7

MFS Blended Research Small Cap Equity Portfolio

shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

8

MFS Blended Research Small Cap Equity Portfolio

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on [[L:Class_Start_Dates]]. Performance (in the “Performance Table” only) for Service Class shares includes the performance of the fund’s Initial Class shares, adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees), for periods prior to their offering.

9

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

10

MFS Blended Research Small Cap Equity Portfolio

MFS Blended Research Small Cap Equity Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Blended Research Small Cap Equity Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Conservative Allocation Portfolio

(formerly, SCSM Ibbotson Conservative Fund)

Initial Class

The investment objective of the fund is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.

CLASS	TICKER SYMBOL
Initial Class	SCIMX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Conservative Allocation Portfolio

Summary of Key Information

Investment Objective

The investment objective of the fund is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.  (The MFS Asset Allocation Portfolios currently include MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Acquired (Underlying) Fund Fees and Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Conservative Allocation Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	62%
MFS Global Governments Portfolio	8%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	10%
MFS Limited Maturity Portfolio	12%
MFS Research Bond Series	17%
Specialty Funds:	2%
MFS Global Real Estate Portfolio	2%
International Stock Funds:	8%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	2%
MFS International Value Portfolio	2%
MFS Research International Portfolio	4%
U.S. Stock Funds:	28%
MFS Growth Series	6%
MFS Mid Cap Growth Series	4%
MFS Mid Cap Value Portfolio	4%
MFS New Discovery Series	1%
MFS New Discovery Value Portfolio	1%
MFS Research Series	6%
MFS Value Series	6%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political,

3

MFS Conservative Allocation Portfolio

regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and invested in a different group of underlying funds, certain of which followed different investment strategies.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Initial Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

4

MFS Conservative Allocation Portfolio

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by the quantitative group of the fund’s investment adviser, Massachusetts Financial Services Company (referred to as MFS or the Adviser), following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The asset class allocations provide an initial layer of diversification for the fund. As of [                    ], the fund’s target allocation among asset classes was:

Bond Funds:	62%
Specialty Funds:	2%
International Stock Funds:	8%
U.S. Stock Funds:	28%

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within both stock and bond fund allocations. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among underlying funds was:

Bond Funds:	62%
MFS Global Governments Portfolio	8%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	10%
MFS Limited Maturity Portfolio	12%
MFS Research Bond Series	17%
Specialty Funds:	2%
MFS Global Real Estate Portfolio	2%
International Stock Funds:	8%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	2%
MFS International Value Portfolio	2%
MFS Research International Portfolio	4%
U.S. Stock Funds:	28%
MFS Growth Series	6%
MFS Mid Cap Growth Series	4%
MFS Mid Cap Value Portfolio	4%
MFS New Discovery Series	1%
MFS New Discovery Value Portfolio	1%
MFS Research Series	6%
MFS Value Series	6%

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (U.S. or International), or Specialty Funds,

5

MFS Conservative Allocation Portfolio

many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings have been selected for investment over longer time periods, but may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds. The target weightings do not reflect the fund’s working cash balance; some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.

A description of the underlying funds is included in Appendix A of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest are:

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Convertible Securities:  Convertible securities are securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities generally have lower priority than non-convertible debt instruments.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred

6

MFS Conservative Allocation Portfolio

stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt

7

MFS Conservative Allocation Portfolio

instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions and fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing each underlying fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the underlying fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s, as well as each underlying fund’s, principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s, as well as each underlying fund’s, performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment

8

MFS Conservative Allocation Portfolio

types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.125% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.125% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The fund pays no management fee to MFS; however the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.  MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles such that “Other Expenses” do not exceed 0.20% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s top 10 equity holdings as of each month’s end	14 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated holdings within the underlying MFS funds.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The  fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of

9

MFS Conservative Allocation Portfolio

compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund  receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that an underlying fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that an underlying fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that

10

MFS Conservative Allocation Portfolio

MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by

11

MFS Conservative Allocation Portfolio

the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent an underlying fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the underlying funds’ assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds’ investments for which reliable market quotations are readily available are valued at market value, except that underlying funds’ investments in certain short term debt instruments and a money market fund’s investments are generally valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each underlying fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each underlying fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of an underlying fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of an underlying fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, an underlying fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating an underlying fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine an underlying fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that an underlying fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged by (if any), the underlying funds in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

12

MFS Conservative Allocation Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

13

MFS Conservative Allocation Portfolio

Appendix A - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at insurancefunds.mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered.

MFS Global Real Estate Portfolio

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives

14

MFS Conservative Allocation Portfolio

include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

Debt instruments include corporate bonds, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Inflation-Adjusted Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

15

MFS Conservative Allocation Portfolio

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Limited Maturity Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Mid Cap Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

16

MFS Conservative Allocation Portfolio

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Bond Series

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities, including emerging market securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the

17

MFS Conservative Allocation Portfolio

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Value Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

18

MFS Conservative Allocation Portfolio

MFS Conservative Allocation Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Conservative Allocation Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Conservative Allocation Portfolio

(formerly, SCSM Ibbotson Conservative Fund)

Service Class

The investment objective of the fund is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.

CLASS	TICKER SYMBOL
Service Class	SIMSX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS Conservative Allocation Portfolio

Summary of Key Information

Investment Objective

The investment objective of the fund is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.  (The MFS Asset Allocation Portfolios currently include MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses		%
Acquired (Underlying) Fund Fees and Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Conservative Allocation Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	62%
MFS Global Governments Portfolio	8%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	10%
MFS Limited Maturity Portfolio	12%
MFS Research Bond Series	17%
Specialty Funds:	2%
MFS Global Real Estate Portfolio	2%
International Stock Funds:	8%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	2%
MFS International Value Portfolio	2%
MFS Research International Portfolio	4%
U.S. Stock Funds:	28%
MFS Growth Series	6%
MFS Mid Cap Growth Series	4%
MFS Mid Cap Value Portfolio	4%
MFS New Discovery Series	1%
MFS New Discovery Value Portfolio	1%
MFS Research Series	6%
MFS Value Series	6%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political,

3

MFS Conservative Allocation Portfolio

regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and invested in a different group of underlying funds, certain of which followed different investment strategies.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was      %.  During the period(s) shown in the bar chart, the highest quarterly return was      % (for the calendar quarter ended                        ) and the lowest quarterly return was      % (for the calendar quarter ended                        ).

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Service Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

4

MFS Conservative Allocation Portfolio

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by the quantitative group of the fund’s investment adviser, Massachusetts Financial Services Company (referred to as MFS or the Adviser), following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The asset class allocations provide an initial layer of diversification for the fund. As of [                    ], the fund’s target allocation among asset classes was:

Bond Funds:	62%
Specialty Funds:	2%
International Stock Funds:	8%
U.S. Stock Funds:	28%

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within both stock and bond fund allocations. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among underlying funds was:

Bond Funds:	62%
MFS Global Governments Portfolio	8%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	10%
MFS Limited Maturity Portfolio	12%
MFS Research Bond Series	17%
Specialty Funds:	2%
MFS Global Real Estate Portfolio	2%
International Stock Funds:	8%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	2%
MFS International Value Portfolio	2%
MFS Research International Portfolio	4%
U.S. Stock Funds:	28%
MFS Growth Series	6%
MFS Mid Cap Growth Series	4%
MFS Mid Cap Value Portfolio	4%
MFS New Discovery Series	1%
MFS New Discovery Value Portfolio	1%
MFS Research Series	6%
MFS Value Series	6%

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (U.S. or International), or Specialty Funds,

5

MFS Conservative Allocation Portfolio

many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings have been selected for investment over longer time periods, but may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds. The target weightings do not reflect the fund’s working cash balance; some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.

A description of the underlying funds is included in Appendix A of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest are:

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Convertible Securities:  Convertible securities are securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities generally have lower priority than non-convertible debt instruments.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred

6

MFS Conservative Allocation Portfolio

stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt

7

MFS Conservative Allocation Portfolio

instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions and fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing each underlying fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the underlying fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s, as well as each underlying fund’s, principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s, as well as each underlying fund’s, performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment

8

MFS Conservative Allocation Portfolio

types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.125% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.125% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The fund pays no management fee to MFS; however the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.  MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles such that “Other Expenses” do not exceed 0.20% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s top 10 equity holdings as of each month’s end	14 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated holdings within the underlying MFS funds.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class

9

MFS Conservative Allocation Portfolio

shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that an underlying fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that an underlying fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments,

10

MFS Conservative Allocation Portfolio

and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may

11

MFS Conservative Allocation Portfolio

possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent an underlying fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the underlying funds’ assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds’ investments for which reliable market quotations are readily available are valued at market value, except that underlying funds’ investments in certain short term debt instruments and a money market fund’s investments are generally valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each underlying fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each underlying fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of an underlying fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of an underlying fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, an underlying fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating an underlying fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine an underlying fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that an underlying fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged by (if any), the underlying funds in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

12

MFS Conservative Allocation Portfolio

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

13

MFS Conservative Allocation Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                        .

[Financial Highlights to be provided]

14

MFS Conservative Allocation Portfolio

Appendix A - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at insurancefunds.mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered.

MFS Global Real Estate Portfolio

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives

15

MFS Conservative Allocation Portfolio

include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

Debt instruments include corporate bonds, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Inflation-Adjusted Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

16

MFS Conservative Allocation Portfolio

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Limited Maturity Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Mid Cap Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

17

MFS Conservative Allocation Portfolio

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Bond Series

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities, including emerging market securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the

18

MFS Conservative Allocation Portfolio

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Value Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

19

MFS Conservative Allocation Portfolio

MFS Conservative Allocation Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Conservative Allocation Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Global Real Estate Portfolio

(formerly, Sun Capital Global Real Estate Fund)

Initial Class

The investment objective of the fund is to seek total return.

CLASS	TICKER SYMBOL
Initial Class	SCREX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Global Real Estate Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Total Annual Fund Operating Expenses		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Global Real Estate Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund’s performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

Small Cap Risk:  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s

3

MFS Global Real Estate Portfolio

performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Initial Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Richard R. Gable	2001	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments. Factors considered in selecting investments for the fund may include the issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations, as well as current or anticipated economic or market conditions, interest rate changes, and regulatory developments.

Principal Investment Types

The principal investment types in which the fund may invest are:

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

4

MFS Global Real Estate Portfolio

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund’s performance will be closely tied to the performance of issuers in a limited number of industries. Issuers in a single industry can react similarly to market, economic, political, regulatory, or geopolitical conditions. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; fluctuations in interest rates; property tax rates; zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Many real estate-related issuers, including REITS, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Small Cap Risk: Many REITs, similar entities formed under the laws of non-U.S. countries, and other real estate-related issuers tend to be small- to medium- sized issuers in relation to the equity markets as a whole. The securities of smaller real estate-related issuers may experience more price volatility, be less liquid, and have more limited financial resources than larger issuers.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Geographic Concentration Risk:  Because MFS may invest a large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical or other conditions in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund

5

MFS Global Real Estate Portfolio

underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.95% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.893% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Initial Class shares would not exceed 1.05%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.90% of the fund’s average daily net assets annually of the first $1 billion, 0.75% of the fund’s average daily net assets annually over $1 billion up to $2.5 billion, and 0.68% of the fund’s average daily net assets annually over $2.5 billion.  MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity) such that “Total Annual Fund Operating Expenses” do not exceed 0.95% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Richard R. Gable	Portfolio Manager	Employed in the investment area of MFS since 2011; Employed in the investment area of Sun Life Financial from 1998 to 2011

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

6

MFS Global Real Estate Portfolio

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The  fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund  receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased

7

MFS Global Real Estate Portfolio

transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal

8

MFS Global Real Estate Portfolio

activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

9

MFS Global Real Estate Portfolio

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

10

MFS Global Real Estate Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

11

MFS Global Real Estate Portfolio

MFS Global Real Estate Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Global Real Estate Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Global Real Estate Portfolio

(formerly, Sun Capital Global Real Estate Fund)

Service Class

The investment objective of the fund is to seek total return.

CLASS	TICKER SYMBOL
Service Class	SRESX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Global Real Estate Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Fund Operating Expenses	%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Global Real Estate Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund’s performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

Small Cap Risk:  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s

3

MFS Global Real Estate Portfolio

performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Service Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Richard R. Gable	2001	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing and special use facilities, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments. Factors considered in selecting investments for the fund may include the issuer’s management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of an issuer to grow from operations, as well as current or anticipated economic or market conditions, interest rate changes, and regulatory developments.

Principal Investment Types

The principal investment types in which the fund may invest are:

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

4

MFS Global Real Estate Portfolio

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund’s performance will be closely tied to the performance of issuers in a limited number of industries. Issuers in a single industry can react similarly to market, economic, political, regulatory, or geopolitical conditions. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; fluctuations in interest rates; property tax rates; zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Many real estate-related issuers, including REITS, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Small Cap Risk: Many REITs, similar entities formed under the laws of non-U.S. countries, and other real estate-related issuers tend to be small- to medium- sized issuers in relation to the equity markets as a whole. The securities of smaller real estate-related issuers may experience more price volatility, be less liquid, and have more limited financial resources than larger issuers.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Geographic Concentration Risk:  Because MFS may invest a large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical or other conditions in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund

5

MFS Global Real Estate Portfolio

underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.95% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.893% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Service Class shares would not exceed 1.30%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.90% of the fund’s average daily net assets annually of the first $1 billion, 0.75% of the fund’s average daily net assets annually over $1 billion up to $2.5 billion, and 0.68% of the fund’s average daily net assets annually over $2.5 billion.  MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity) such that “Total Annual Fund Operating Expenses” do not exceed 1.20% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Richard R. Gable	Portfolio Manager	Employed in the investment area of MFS since 2011; Employed in the investment area of Sun Life Financial from 1998 to 2011

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

6

MFS Global Real Estate Portfolio

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The  fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund  receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

7

MFS Global Real Estate Portfolio

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its

8

MFS Global Real Estate Portfolio

assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company

9

MFS Global Real Estate Portfolio

that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on         , with the offering of Initial Class shares, and subsequently offered Service Class shares on February 1, 2004. Performance (in the “Performance Table” only) for Service Class shares includes the performance of the fund’s Initial Class shares, adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees), for periods prior to their offering.

10

MFS Global Real Estate Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

11

MFS Global Real Estate Portfolio

MFS Global Real Estate Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Global Real Estate Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Growth Allocation Portfolio

(formerly, SCSM Ibbotson Growth Fund)

Initial Class

The investment objective of the fund is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.

CLASS	TICKER SYMBOL
Initial Class	SIBGX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Growth Allocation Portfolio

Summary of Key Information

Investment Objective

The investment objective of the fund is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.  (The MFS Asset Allocation Portfolios currently include MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Acquired (Underlying) Fund Fees and Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Growth Allocation Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	21%
MFS Global Governments Portfolio	4%
MFS Government Securities Portfolio	0%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	2%
MFS Research Bond Series	5%
Specialty Funds:	5%
MFS Global Real Estate Portfolio	5%
International Stock Funds:	20%
MFS Emerging Markets Equity Portfolio	1%
MFS International Growth Portfolio	5%
MFS International Value Portfolio	5%
MFS Research International Portfolio	9%
U.S. Stock Funds:	54%
MFS Growth Series	11%
MFS Mid Cap Growth Series	9%
MFS Mid Cap Value Portfolio	9%
MFS New Discovery Series	2%
MFS New Discovery Value Portfolio	2%
MFS Research Series	10%
MFS Value Series	11%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

3

MFS Growth Allocation Portfolio

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and invested in a different group of underlying funds, certain of which followed different investment strategies.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Initial Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

4

MFS Growth Allocation Portfolio

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by the quantitative group of the fund’s investment adviser, Massachusetts Financial Services Company (referred to as MFS or the Adviser), following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The asset class allocations provide an initial layer of diversification for the fund. As of [                  ], the fund’s target allocation among asset classes was:

Bond Funds:	21%
Specialty Funds:	5%
International Stock Funds:	20%
U.S. Stock Funds:	54%

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within both stock and bond fund allocations. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among underlying funds was:

Bond Funds:	21%
MFS Global Governments Portfolio	4%
MFS Government Securities Portfolio	0%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	2%
MFS Research Bond Series	5%
Specialty Funds:	5%
MFS Global Real Estate Portfolio	5%
International Stock Funds:	20%
MFS Emerging Markets Equity Portfolio	1%
MFS International Growth Portfolio	5%
MFS International Value Portfolio	5%
MFS Research International Portfolio	9%
U.S. Stock Funds:	54%
MFS Growth Series	11%
MFS Mid Cap Growth Series	9%
MFS Mid Cap Value Portfolio	9%
MFS New Discovery Series	2%
MFS New Discovery Value Portfolio	2%
MFS Research Series	10%
MFS Value Series	11%

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (U.S. or International), or Specialty Funds,

5

MFS Growth Allocation Portfolio

many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings have been selected for investment over longer time periods, but may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds. The target weightings do not reflect the fund’s working cash balance; some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.

A description of the underlying funds is included in Appendix A of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Convertible Securities:  Convertible securities are securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities generally have lower priority than non-convertible debt instruments.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

6

MFS Growth Allocation Portfolio

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

7

MFS Growth Allocation Portfolio

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions and fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing each underlying fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the underlying fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s, as well as each underlying fund’s, principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s, as well as each underlying fund’s, performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

8

MFS Growth Allocation Portfolio

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.125% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.120% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Initial Class shares would not exceed 0.20%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The fund pays no management fee to MFS; however the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.  MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles such that “Other Expenses” do not exceed 0.20% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s top 10 equity holdings as of each month’s end	14 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated holdings within the underlying MFS funds.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of

9

MFS Growth Allocation Portfolio

compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that an underlying fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that an underlying fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that

10

MFS Growth Allocation Portfolio

MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by

11

MFS Growth Allocation Portfolio

the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent an underlying fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the underlying funds’ assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds’ investments for which reliable market quotations are readily available are valued at market value, except that underlying funds’ investments in certain short term debt instruments and a money market fund’s investments are generally valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each underlying fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each underlying fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of an underlying fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of an underlying fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, an underlying fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating an underlying fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine an underlying fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that an underlying fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged by (if any), the underlying funds in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

12

MFS Growth Allocation Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

13

MFS Growth Allocation Portfolio

Appendix A - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at insurancefunds.mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered.

MFS Global Real Estate Portfolio

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives

14

MFS Growth Allocation Portfolio

include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

Debt instruments include corporate bonds, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Inflation-Adjusted Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

15

MFS Growth Allocation Portfolio

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Limited Maturity Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Mid Cap Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

16

MFS Growth Allocation Portfolio

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Bond Series

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities, including emerging market securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the

17

MFS Growth Allocation Portfolio

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Value Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

18

MFS Growth Allocation Portfolio

MFS Growth Allocation Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Growth Allocation Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Growth Allocation Portfolio

(formerly, SCSM Ibbotson Growth Fund)

Service Class

The investment objective of the fund is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.

CLASS	TICKER SYMBOL
Service Class	SIGSX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS Growth Allocation Portfolio

Summary of Key Information

Investment Objective

The investment objective of the fund is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.  (The MFS Asset Allocation Portfolios currently include MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses		%
Acquired (Underlying) Fund Fees and Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Growth Allocation Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	21%
MFS Global Governments Portfolio	4%
MFS Government Securities Portfolio	0%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	2%
MFS Research Bond Series	5%
Specialty Funds:	5%
MFS Global Real Estate Portfolio	5%
International Stock Funds:	20%
MFS Emerging Markets Equity Portfolio	1%
MFS International Growth Portfolio	5%
MFS International Value Portfolio	5%
MFS Research International Portfolio	9%
U.S. Stock Funds:	54%
MFS Growth Series	11%
MFS Mid Cap Growth Series	9%
MFS Mid Cap Value Portfolio	9%
MFS New Discovery Series	2%
MFS New Discovery Value Portfolio	2%
MFS Research Series	10%
MFS Value Series	11%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

3

MFS Growth Allocation Portfolio

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and invested in a different group of underlying funds, certain of which followed different investment strategies.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Service Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

4

MFS Growth Allocation Portfolio

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by the quantitative group of the fund’s investment adviser, Massachusetts Financial Services Company (referred to as MFS or the Adviser), following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The asset class allocations provide an initial layer of diversification for the fund. As of [                   ], the fund’s target allocation among asset classes was:

Bond Funds:	21%
Specialty Funds:	5%
International Stock Funds:	20%
U.S. Stock Funds:	54%

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within both stock and bond fund allocations. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among underlying funds was:

Bond Funds:	21%
MFS Global Governments Portfolio	4%
MFS Government Securities Portfolio	0%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	2%
MFS Research Bond Series	5%
Specialty Funds:	5%
MFS Global Real Estate Portfolio	5%
International Stock Funds:	20%
MFS Emerging Markets Equity Portfolio	1%
MFS International Growth Portfolio	5%
MFS International Value Portfolio	5%
MFS Research International Portfolio	9%
U.S. Stock Funds:	54%
MFS Growth Series	11%
MFS Mid Cap Growth Series	9%
MFS Mid Cap Value Portfolio	9%
MFS New Discovery Series	2%
MFS New Discovery Value Portfolio	2%
MFS Research Series	10%
MFS Value Series	11%

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (U.S. or International), or Specialty Funds,

5

MFS Growth Allocation Portfolio

many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings have been selected for investment over longer time periods, but may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds. The target weightings do not reflect the fund’s working cash balance; some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.

A description of the underlying funds is included in Appendix A of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Convertible Securities:  Convertible securities are securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities generally have lower priority than non-convertible debt instruments.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

6

MFS Growth Allocation Portfolio

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

7

MFS Growth Allocation Portfolio

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions and fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing each underlying fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the underlying fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s, as well as each underlying fund’s, principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s, as well as each underlying fund’s, performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

8

MFS Growth Allocation Portfolio

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.125% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.120% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Service Class shares would not exceed 0.45%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The fund pays no management fee to MFS; however the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.  MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles such that “Other Expenses” do not exceed 0.20% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s top 10 equity holdings as of each month’s end	14 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated holdings within the underlying MFS funds.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class

9

MFS Growth Allocation Portfolio

shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that an underlying fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that an underlying fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments,

10

MFS Growth Allocation Portfolio

and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may

11

MFS Growth Allocation Portfolio

possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent an underlying fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the underlying funds’ assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds’ investments for which reliable market quotations are readily available are valued at market value, except that underlying funds’ investments in certain short term debt instruments and a money market fund’s investments are generally valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each underlying fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each underlying fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of an underlying fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of an underlying fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, an underlying fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating an underlying fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine an underlying fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that an underlying fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged by (if any), the underlying funds in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

12

MFS Growth Allocation Portfolio

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

13

MFS Growth Allocation Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

14

MFS Growth Allocation Portfolio

Appendix A - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at insurancefunds.mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered.

MFS Global Real Estate Portfolio

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives

15

MFS Growth Allocation Portfolio

include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

Debt instruments include corporate bonds, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Inflation-Adjusted Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

16

MFS Growth Allocation Portfolio

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Limited Maturity Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Mid Cap Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

17

MFS Growth Allocation Portfolio

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Bond Series

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities, including emerging market securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the

18

MFS Growth Allocation Portfolio

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Value Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

19

MFS Growth Allocation Portfolio

MFS Growth Allocation Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Growth Allocation Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Inflation-Adjusted Bond Portfolio

(formerly, SCSM BlackRock Inflation Protected Bond Fund)

Initial Class

The investment objective of the fund is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	SCBIX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Inflation-Adjusted Bond Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Inflation-Adjusted Bond Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund

3

MFS Inflation-Adjusted Bond Portfolio

underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund. Prior to December 8, 2012, the fund had a different investment objective and had a policy of investing 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012 was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		LIFE INCEPTION 10-01-2008
Initial Class Shares		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Erik S. Weisman	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and

4

MFS Inflation-Adjusted Bond Portfolio

indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered. In structuring the fund, MFS may also consider top-down factors, including sector allocations, yield curve positioning, macroeconomic factors and risk management factors.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral

5

MFS Inflation-Adjusted Bond Portfolio

as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

6

MFS Inflation-Adjusted Bond Portfolio

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under a unified management fee schedule equal to 0.65% annually of the fund’s average daily net assets.  This fee was a unified management fee that covered substantially all of the ordinary expenses of managing the fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective unified management fee equal to 0.648% of the fund’s average daily net assets.  The effective unified management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its unified management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Initial Class shares would not exceed 0.65%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.50% of the fund’s average daily net assets annually.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Erik S. Weisman	Portfolio Manager	Employed in the investment area of MFS since 2002

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The  fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s

7

MFS Inflation-Adjusted Bond Portfolio

prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund  receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably

8

MFS Inflation-Adjusted Bond Portfolio

designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

9

MFS Inflation-Adjusted Bond Portfolio

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.  The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

10

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

11

MFS Inflation-Adjusted Bond Portfolio

MFS Inflation-Adjusted Bond Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Inflation-Adjusted Bond Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Inflation-Adjusted Bond Portfolio

(formerly, SCSM BlackRock Inflation Protected Bond Fund)

Service Class

The investment objective of the fund is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

CLASS	TICKER SYMBOL
Service Class	SBISX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS Inflation-Adjusted Bond Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Inflation-Adjusted Bond Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund

3

MFS Inflation-Adjusted Bond Portfolio

underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and had a policy of investing 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012 was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		LIFE INCEPTION 10-01-2008
Service Class Shares		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Erik S. Weisman	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and

4

MFS Inflation-Adjusted Bond Portfolio

indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered. In structuring the fund, MFS may also consider top-down factors, including sector allocations, yield curve positioning, macroeconomic factors and risk management factors.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral

5

MFS Inflation-Adjusted Bond Portfolio

as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

6

MFS Inflation-Adjusted Bond Portfolio

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under a unified management fee schedule equal to 0.65% annually of the fund’s average daily net assets.  This fee was a unified management fee that covered substantially all of the ordinary expenses of managing the fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.648% of the fund’s average daily net assets.  The effective unified management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its unified management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Initial Class shares would not exceed 0.90%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.50% of the fund’s average daily net assets annually.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Erik S. Weisman	Portfolio Manager	Employed in the investment area of MFS since 2002

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

7

MFS Inflation-Adjusted Bond Portfolio

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the

8

MFS Inflation-Adjusted Bond Portfolio

fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

9

MFS Inflation-Adjusted Bond Portfolio

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.  The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

10

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

11

MFS Inflation-Adjusted Bond Portfolio

MFS Inflation-Adjusted Bond Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Inflation-Adjusted Bond Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Limited Maturity Portfolio

(formerly, SCSM Goldman Sachs Short Duration Fund)

Initial Class

The investment objective of the fund is to seek total return with an emphasis on current income, but also considering capital preservation.

CLASS	TICKER SYMBOL
Initial Class	SGSSX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Limited Maturity Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Total Annual Fund Operating Expenses		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Limited Maturity Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

3

MFS Limited Maturity Portfolio

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective, had a policy of investing 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities, and was expected to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index plus or minus one year, although individual securities held by the fund may have had short, intermediate, and long terms to maturity. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Initial Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
James J. Calmas	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered. In structuring the fund, MFS may also consider top-down factors, including sector allocations, yield curve positioning, macroeconomic factors and risk management factors.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay

4

MFS Limited Maturity Portfolio

current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming

5

MFS Limited Maturity Portfolio

more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under a unified management fee schedule equal to 0.64% annually of the fund’s average daily net assets.  This fee was a unified management fee that covered substantially all of the ordinary expenses of managing the fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and

6

MFS Limited Maturity Portfolio

ordinary legal services.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.64% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.40% of the fund’s average daily net assets annually.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
James J. Calmas	Portfolio Manager	Employed in the investment area of MFS since 1988

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated

7

MFS Limited Maturity Portfolio

with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may

8

MFS Limited Maturity Portfolio

prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on

9

MFS Limited Maturity Portfolio

which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.  The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

10

MFS Limited Maturity Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

11

MFS Limited Maturity Portfolio

MFS Limited Maturity Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Limited Maturity Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Limited Maturity Portfolio

(formerly, SCSM Goldman Sachs Short Duration Fund)

Service Class

The investment objective of the fund is to seek total return with an emphasis on current income, but also considering capital preservation.

CLASS	TICKER SYMBOL
Service Class	SGSDX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS Limited Maturity Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Fund Operating Expenses	%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Limited Maturity Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

3

MFS Limited Maturity Portfolio

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective, had a policy of investing 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities, and was expected to track the duration of the Barclays Capital 1-3 Year U.S. Government/Credit Index plus or minus one year, although individual securities held by the fund may have had short, intermediate, and long terms to maturity. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Service Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
James J. Calmas	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

The fund’s dollar-weighted average effective maturity will normally not exceed five years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered. In structuring the fund, MFS may also consider top-down factors, including sector allocations, yield curve positioning, macroeconomic factors and risk management factors.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay

4

MFS Limited Maturity Portfolio

current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The yield and share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming

5

MFS Limited Maturity Portfolio

more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under a unified management fee schedule equal to 0.64% annually of the fund’s average daily net assets.  This fee was a unified management fee that covered substantially all of the ordinary expenses of managing the fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and

6

MFS Limited Maturity Portfolio

ordinary legal services.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.64% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.40% of the fund’s average daily net assets annually.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
James J. Calmas	Portfolio Manager	Employed in the investment area of MFS since 1988

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets

7

MFS Limited Maturity Portfolio

attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject

8

MFS Limited Maturity Portfolio

to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market

9

MFS Limited Maturity Portfolio

value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment.  The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

10

MFS Limited Maturity Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

11

MFS Limited Maturity Portfolio

MFS Limited Maturity Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Limited Maturity Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Mid Cap Value Portfolio

(formerly, SCSM Goldman Sachs Mid Cap Value Fund)

Initial Class

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	SCGMX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Mid Cap Value Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Total Annual Fund Operating Expenses		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Mid Cap Value Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and had a policy of investing 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

3

MFS Mid Cap Value Portfolio

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Initial Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Kevin J. Schmitz	December 8, 2012	Investment Officer of MFS
Brooks A. Taylor	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

4

MFS Mid Cap Value Portfolio

Mid Cap Risk:  The stocks of mid cap companies can be more volatile than stocks of larger companies due to limited product lines, financial and management resources, and market and distribution channels. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under a unified management fee schedule equal to 1.05% annually of the fund’s average daily net assets.  This fee was a unified management fee that covered substantially all of the ordinary expenses of managing the fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 1.05% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.75% of the fund’s average daily net assets annually of the first $1 billion and 0.70% of the fund’s average daily net assets annually over $1 billion.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period

5

MFS Mid Cap Value Portfolio

that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Kevin J. Schmitz	Portfolio Manager	Employed in the investment area of MFS since 2002
Brooks A. Taylor	Portfolio Manager	Employed in the investment area of MFS since 1996

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

6

MFS Mid Cap Value Portfolio

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying

7

MFS Mid Cap Value Portfolio

shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

8

MFS Mid Cap Value Portfolio

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

MFS Mid Cap Value Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

10

MFS Mid Cap Value Portfolio

MFS Mid Cap Value Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Mid Cap Value Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Mid Cap Value Portfolio

(formerly, SCSM Goldman Sachs Mid Cap Value Fund)

Service Class

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Service Class	SGMCX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS Mid Cap Value Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Fund Operating Expenses	%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Mid Cap Value Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and had a policy of investing 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

3

MFS Mid Cap Value Portfolio

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Service Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Kevin J. Schmitz	December 8, 2012	Investment Officer of MFS
Brooks A. Taylor	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

4

MFS Mid Cap Value Portfolio

Mid Cap Risk:  The stocks of mid cap companies can be more volatile than stocks of larger companies due to limited product lines, financial and management resources, and market and distribution channels. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under a unified management fee schedule equal to 1.05% annually of the fund’s average daily net assets.  This fee was a unified management fee that covered substantially all of the ordinary expenses of managing the fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 1.05% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is 0.75% of the fund’s average daily net assets annually of the first $1 billion and 0.70% of the fund’s average daily net assets annually over $1 billion.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period

5

MFS Mid Cap Value Portfolio

that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Kevin J. Schmitz	Portfolio Manager	Employed in the investment area of MFS since 2002
Brooks A. Taylor	Portfolio Manager	Employed in the investment area of MFS since 1996

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time,

6

MFS Mid Cap Value Portfolio

on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any

7

MFS Mid Cap Value Portfolio

time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

8

MFS Mid Cap Value Portfolio

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

MFS Mid Cap Value Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

10

MFS Mid Cap Value Portfolio

MFS Mid Cap Value Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Mid Cap Value Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Moderate Allocation Portfolio

(formerly, SCSM Ibbotson Balanced Fund)

Initial Class

The investment objective of the fund is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.

CLASS	TICKER SYMBOL
Initial Class	SCIBX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS Moderate Allocation Portfolio

Summary of Key Information

Investment Objective

The investment objective of the fund is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.  (The MFS Asset Allocation Portfolios currently include MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Acquired (Underlying) Fund Fees and Expenses
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Moderate Allocation Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	41%
MFS Global Governments Portfolio	5%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	4%
MFS Research Bond Series	12%
Specialty Funds:	3%
MFS Global Real Estate Portfolio	3%
International Stock Funds:	13%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	3%
MFS International Value Portfolio	3%
MFS Research International Portfolio	7%
U.S. Stock Funds:	43%
MFS Growth Series	9%
MFS Mid Cap Growth Series	7%
MFS Mid Cap Value Portfolio	7%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Research Series	8%
MFS Value Series	9%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

3

MFS Moderate Allocation Portfolio

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and invested in a different group of underlying funds, certain of which followed different investment strategies.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Initial Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

4

MFS Moderate Allocation Portfolio

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by the quantitative group of the fund’s investment adviser, Massachusetts Financial Services Company (referred to as MFS or the Adviser), following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The asset class allocations provide an initial layer of diversification for the fund. As of [                  ], the fund’s target allocation among asset classes was:

Bond Funds:	41%
Specialty Funds:	3%
International Stock Funds:	13%
U.S. Stock Funds:	43%

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within both stock and bond fund allocations. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among underlying funds was:

Bond Funds:	41%
MFS Global Governments Portfolio	5%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	4%
MFS Research Bond Series	12%
Specialty Funds:	3%
MFS Global Real Estate Portfolio	3%
International Stock Funds:	13%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	3%
MFS International Value Portfolio	3%
MFS Research International Portfolio	7%
U.S. Stock Funds:	43%
MFS Growth Series	9%
MFS Mid Cap Growth Series	7%
MFS Mid Cap Value Portfolio	7%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Research Series	8%
MFS Value Series	9%

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (U.S. or International), or Specialty Funds,

5

MFS Moderate Allocation Portfolio

many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings have been selected for investment over longer time periods, but may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds. The target weightings do not reflect the fund’s working cash balance; some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.

A description of the underlying funds is included in Appendix A of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Convertible Securities:  Convertible securities are securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities generally have lower priority than non-convertible debt instruments.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

6

MFS Moderate Allocation Portfolio

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

7

MFS Moderate Allocation Portfolio

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions and fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing each underlying fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the underlying fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s, as well as each underlying fund’s, principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s, as well as each underlying fund’s, performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

8

MFS Moderate Allocation Portfolio

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.125% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.125% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The fund pays no management fee to MFS; however the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.  MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles such that “Other Expenses” do not exceed 0.20% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s top 10 equity holdings as of each month’s end	14 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated holdings within the underlying MFS funds.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD

9

MFS Moderate Allocation Portfolio

and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that an underlying fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that an underlying fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material

10

MFS Moderate Allocation Portfolio

for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is

11

MFS Moderate Allocation Portfolio

not calculated, and the fund does not transact purchase and redemption orders. To the extent an underlying fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the underlying funds’ assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds’ investments for which reliable market quotations are readily available are valued at market value, except that underlying funds’ investments in certain short term debt instruments and a money market fund’s investments are generally valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each underlying fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each underlying fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of an underlying fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of an underlying fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, an underlying fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating an underlying fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine an underlying fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that an underlying fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged by (if any), the underlying funds in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

12

MFS Moderate Allocation Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

13

MFS Moderate Allocation Portfolio

Appendix A - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at insurancefunds.mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered.

MFS Global Real Estate Portfolio

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives

14

MFS Moderate Allocation Portfolio

include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

Debt instruments include corporate bonds, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Inflation-Adjusted Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

15

MFS Moderate Allocation Portfolio

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Limited Maturity Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Mid Cap Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

16

MFS Moderate Allocation Portfolio

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Bond Series

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities, including emerging market securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the

17

MFS Moderate Allocation Portfolio

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Value Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

18

MFS Moderate Allocation Portfolio

MFS Moderate Allocation Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Moderate Allocation Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® Moderate Allocation Portfolio

(formerly, SCSM Ibbotson Balanced Fund)

Service Class

The investment objective of the fund is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.

CLASS	TICKER SYMBOL
Service Class	SIBSX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS Moderate Allocation Portfolio

Summary of Key Information

Investment Objective

The investment objective of the fund is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.  (The MFS Asset Allocation Portfolios currently include MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses		%
Acquired (Underlying) Fund Fees and Expenses
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS Moderate Allocation Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	41%
MFS Global Governments Portfolio	5%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	4%
MFS Research Bond Series	12%
Specialty Funds:	3%
MFS Global Real Estate Portfolio	3%
International Stock Funds:	13%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	3%
MFS International Value Portfolio	3%
MFS Research International Portfolio	7%
U.S. Stock Funds:	43%
MFS Growth Series	9%
MFS Mid Cap Growth Series	7%
MFS Mid Cap Value Portfolio	7%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Research Series	8%
MFS Value Series	9%

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

3

MFS Moderate Allocation Portfolio

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and invested in a different group of underlying funds, certain of which followed different investment strategies.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012, was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		5 YEARS		10 YEARS
Service Class Shares		%		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%		%

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

4

MFS Moderate Allocation Portfolio

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected by the quantitative group of the fund’s investment adviser, Massachusetts Financial Services Company (referred to as MFS or the Adviser), following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The asset class allocations provide an initial layer of diversification for the fund. As of [                  ], the fund’s target allocation among asset classes was:

Bond Funds:	41%
Specialty Funds:	3%
International Stock Funds:	13%
U.S. Stock Funds:	43%

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. This selection process provides a second layer of diversification within both stock and bond fund allocations. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of [                        ], the fund’s target allocation among underlying funds was:

Bond Funds:	41%
MFS Global Governments Portfolio	5%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	5%
MFS Limited Maturity Portfolio	4%
MFS Research Bond Series	12%
Specialty Funds:	3%
MFS Global Real Estate Portfolio	3%
International Stock Funds:	13%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	3%
MFS International Value Portfolio	3%
MFS Research International Portfolio	7%
U.S. Stock Funds:	43%
MFS Growth Series	9%
MFS Mid Cap Growth Series	7%
MFS Mid Cap Value Portfolio	7%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Research Series	8%
MFS Value Series	9%

Although the underlying funds are categorized generally as Bond Funds, Stock Funds (U.S. or International), or Specialty Funds,

5

MFS Moderate Allocation Portfolio

many of the underlying funds can invest in a mix of securities (e.g., a U.S. Stock Fund can invest in international stocks, or a Specialty Fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings have been selected for investment over longer time periods, but may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds. The target weightings do not reflect the fund’s working cash balance; some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.

A description of the underlying funds is included in Appendix A of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments:  Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Convertible Securities:  Convertible securities are securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities generally have lower priority than non-convertible debt instruments.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Real Estate-Related Investments:  Real estate-related investments include real estate investment trusts (“REITs”), issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

6

MFS Moderate Allocation Portfolio

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Principal Risks

The share price of the fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

7

MFS Moderate Allocation Portfolio

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions and fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing each underlying fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the underlying fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s, as well as each underlying fund’s, principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s, as well as each underlying fund’s, performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

8

MFS Moderate Allocation Portfolio

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser under an annual management fee schedule equal to 0.125% of the fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.125% of the fund’s average daily net assets.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012.  The fund pays no management fee to MFS; however the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.  MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles such that “Other Expenses” do not exceed 0.20% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s top 10 equity holdings as of each month’s end	14 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated holdings within the underlying MFS funds.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution

9

MFS Moderate Allocation Portfolio

and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that an underlying fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that an underlying fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived

10

MFS Moderate Allocation Portfolio

pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw

11

MFS Moderate Allocation Portfolio

its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent an underlying fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the underlying funds’ assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, underlying funds are generally valued at their net asset value per share. Underlying funds’ investments for which reliable market quotations are readily available are valued at market value, except that underlying funds’ investments in certain short term debt instruments and a money market fund’s investments are generally valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each underlying fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each underlying fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of an underlying fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of an underlying fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, an underlying fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating an underlying fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine an underlying fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that an underlying fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year, and a weighted average of the total annual fund operating expenses and the fee charged by (if any), the underlying funds in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

12

MFS Moderate Allocation Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                        .

[Financial Highlights to be provided]

13

MFS Moderate Allocation Portfolio

Appendix A - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at insurancefunds.mfs.com, or by contacting MFSC.

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered.

MFS Global Real Estate Portfolio

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund’s investments across various geographic areas, REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives

14

MFS Moderate Allocation Portfolio

include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

Debt instruments include corporate bonds, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Inflation-Adjusted Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics to these instruments.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments, other instruments with similar economic characteristics to these instruments, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in U.S. and foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

15

MFS Moderate Allocation Portfolio

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Limited Maturity Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Mid Cap Growth Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2011, the range of the Russell Midcap® Value Index was between $90.8 million and $20.2 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

16

MFS Moderate Allocation Portfolio

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Bond Series

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest the fund’s assets in foreign securities, including emerging market securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the

17

MFS Moderate Allocation Portfolio

stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Value Series

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

18

MFS Moderate Allocation Portfolio

MFS Moderate Allocation Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Moderate Allocation Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® New Discovery Value Portfolio

(formerly, SCSM Columbia Small Cap Value Fund)

Initial Class

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Initial Class	SCDSX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-IPRO-121012

MFS New Discovery Value Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	None
Other Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS New Discovery Value Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk: The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk: MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund. Prior to December 8, 2012, the fund had a different investment objective and had a policy of investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that the subadviser believed to be undervalued. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012 was        %. During the period(s) shown in the bar chart, the highest quarterly return was           % (for the calendar quarter ended                         ) and the lowest quarterly return was            % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		LIFE INCEPTION 10-01-2008
Initial Class Shares		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%

3

MFS New Discovery Value Portfolio

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Kevin J. Schmitz	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk: The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution channels. Small cap companies often have shorter operating histories than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly

4

MFS New Discovery Value Portfolio

difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser for an annual management fee calculated as a percentage of the fund’s average daily net assets at the following rates:  0.90% of assets from $0 to $250 million; and 0.85% of assets over $250 million.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.819% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Initial Class shares would not exceed 1.15%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is0.90% of the fund’s average daily net assets annually of the first $250 million and 0.85% of the fund’s average daily net assets annually over $250 million.  MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs,  and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity) such that “Total Annual Fund Operating Expenses” do not exceed 1.05% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of

5

MFS New Discovery Value Portfolio

fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Kevin J. Schmitz	Portfolio Manager	Employed in the investment area of MFS since 2002

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus.

The fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase

6

MFS New Discovery Value Portfolio

side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

7

MFS New Discovery Value Portfolio

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

8

MFS New Discovery Value Portfolio

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Initial Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

MFS New Discovery Value Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

10

MFS New Discovery Value Portfolio

MFS New Discovery Value Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS New Discovery Value Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

December 10, 2012

PROSPECTUS

MFS® New Discovery Value Portfolio

(formerly, SCSM Columbia Small Cap Value Fund)

Service Class

The investment objective of the fund is to seek capital appreciation.

CLASS	TICKER SYMBOL
Service Class	SDSSX

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

XXX-SPRO-121012

MFS New Discovery Value Portfolio

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee		%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses		%
Total Annual Fund Operating Expenses		%
Fee Reductions and/or Expense Reimbursements [1]	(	)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		%

1                  [Any Expense Waivers or Reductions to be Provided]

2

MFS New Discovery Value Portfolio

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Shares	$	$	$	$

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when Sun Capital Advisers LLC (“Sun Capital”) served as the fund’s adviser and a subadviser was responsible for selecting investments for the fund.  Prior to December 8, 2012, the fund had a different investment objective and had a policy of investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that the subadviser believed to be undervalued.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

[To Be Provided]

The total return for the nine-month period ended September 30, 2012 was       %.  During the period(s) shown in the bar chart, the highest quarterly return was       % (for the calendar quarter ended                         ) and the lowest quarterly return was       % (for the calendar quarter ended                         ).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2011)

Share Class	1 YEAR		LIFE INCEPTION 10-01-2008
Service Class Shares		%		%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Index		%		%

3

MFS New Discovery Value Portfolio

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Kevin J. Schmitz	December 8, 2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

Shares of the fund are offered to insurance company separate accounts, qualified pension and retirement plans, and other eligible investors.

Taxes

You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Payments to Financial Intermediaries

The fund, MFS, and its affiliates may make payments to insurance companies, plan sponsors, other financial intermediaries, and all of their affiliates, for distribution and/or other services. These payments may create a conflict of interest for the insurance company, plan sponsor, or other financial intermediary to include the fund as an investment option in their product or to recommend the fund over another investment option. Ask your financial intermediary, insurance company, or plan sponsor, or visit your financial intermediary’s or insurance company’s Web site, for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Investment Type

The principal investment type in which the fund may invest is:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Principal Risks

The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution channels. Small cap companies often have shorter operating histories than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly

4

MFS New Discovery Value Portfolio

difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies.

Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return.

Temporary Defensive Strategy:  In response to adverse market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Through the close of business on December 7, 2012, Sun Capital, an affiliate of MFS, served as the fund’s investment adviser for an annual management fee calculated as a percentage of the fund’s average daily net assets at the following rates:  0.90% of assets from $0 to $250 million; and 0.85% of assets over $250 million.  For the fiscal year ended December 31, 2011, the fund paid Sun Capital an effective management fee equal to 0.819% of the fund’s average daily net assets.  The effective management fee for this period reflects an expense limitation agreement under which Sun Capital contractually agreed not to impose all or part of its management fee and, if necessary, to limit certain other operating expenses so that the total expense ratio of the fund’s Service Class shares would not exceed 1.40%.

MFS assumed responsibility as the fund’s investment adviser after the close of business on December 7, 2012. The management fee set forth in the fund’s Investment Advisory Agreement with MFS is0.90% of the fund’s average daily net assets annually of the first $250 million and 0.85% of the fund’s average daily net assets annually over $250 million.  MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs,  and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity) such that “Total Annual Fund Operating Expenses” do not exceed 1.30% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with Sun Capital is available in the fund’s annual report for the one year period that ended December 31, 2011. A discussion regarding the basis for the prior Board of Trustees’ approval of the Investment Advisory Agreement with MFS will be available in the fund’s annual report for the one year period ending December 31, 2012.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $283 billion as of July 31, 2012.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT III,” and then on the fund’s name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of

5

MFS New Discovery Value Portfolio

fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Kevin J. Schmitz	Portfolio Manager	Employed in the investment area of MFS since 2002

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Service Class shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

Description of Share Classes

The fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus.

The fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the fund pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular investment vehicle that makes the fund available or recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

How to Purchase, Redeem, and Exchange Shares

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owners of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the fund for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the fund receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange (the “NYSE”) is open for trading.  A purchase or redemption order by an MFS fund is treated as received by the fund when the fund’s designee receives the order to be allocated to the fund.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset

6

MFS New Discovery Value Portfolio

value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making an exchange.

Other Considerations

Disruptive Trading

Purchase and Exchange Limitation Policies.  The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations.  In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the fund is made regarding any restrictions on trading.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

Financial Intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Financial Intermediary, including requesting underlying shareholder account data more frequently than from other Financial Intermediaries.

Certain Financial Intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policies, may permit transactions not permitted by the fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a Financial Intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and among retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the Financial Intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  MFSC does not review the trading activity by other MFS funds that invest in the fund.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate

7

MFS New Discovery Value Portfolio

action, such as requesting the Financial Intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the Financial Intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other Financial Intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts.  Shares of the fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the fund will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated

8

MFS New Discovery Value Portfolio

investment company (which the fund has done in the past and intends to do in the future), it pays no federal income or excise taxes on the net earnings and net realized gains it timely distributes to shareholders. In addition, the fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of the fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the fund is made to understand the tax treatment of your investment.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement.  Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

Performance Information

All performance information shown in the “Service Class Bar Chart” and the “Performance Table” reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

MFS New Discovery Value Portfolio

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The returns shown do not reflect fees and expenses imposed by the investment vehicle through which an investment in the fund is made.  If these fees and expenses were included, they would reduce returns. This information (with the exception of the semi-annual period ended June 30, 2012) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is                         .

[Financial Highlights to be provided]

10

MFS New Discovery Value Portfolio

MFS New Discovery Value Portfolio

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS New Discovery Value Portfolio, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated December 10, 2012, as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-877-411-3325

Internet:  insurancefunds.mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-08879.

Statement of Additional Information December 10, 2012

MFS® Variable Insurance Trust III

FUND	CLASS	TICKER SYMBOL
MFS Blended Research Small Cap Equity Portfolio	Initial Class	SCOSX
	Service Class	SCOMX
MFS Conservative Allocation Portfolio	Initial Class	SCIMX
	Service Class	SIMSX
MFS Global Real Estate Portfolio	Initial Class	SCREX
	Service Class	SRESX
MFS Growth Allocation Portfolio	Initial Class	SIBGX
	Service Class	SIGSX
MFS Inflation-Adjusted Bond Portfolio	Initial Class	SCBIX
	Service Class	SBISX
MFS Limited Maturity Portfolio	Initial Class	SGSSX
	Service Class	SGSDX
MFS Mid Cap Value Portfolio	Initial Class	SCGMX
	Service Class	SGMCX
MFS Moderate Allocation Portfolio	Initial Class	SCIBX
	Service Class	SIBSX
MFS New Discovery Value Portfolio	Initial Class	SCDSX
	Service Class	SDSSX

This Statement of Additional Information (“SAI”) contains additional information about MFS Variable Insurance Trust III (the “Trust”) and should be read in conjunction with each Fund’s Prospectus dated December 10, 2012. Each Fund’s financial statements are incorporated into this SAI by reference to each Fund’s most recent Annual Report and Semiannual Report to shareholders. A copy of each Fund’s Annual Report and Semiannual Report accompany this SAI. You may obtain a copy of each Fund’s Prospectus, Annual Report, and Semiannual Report without charge by contacting the Shareholder Servicing Agent (1-877-411-3325).

This SAI relates to the nine Funds of the Trust identified on page 1 hereof; references in this SAI to a “Fund” or “the Fund” mean each Fund in the Trust unless noted otherwise. Shares of the Funds may be offered to separate accounts of certain insurance companies (“Participating Insurance Companies”) that fund variable annuity and variable life insurance contracts (“Contracts”) and to qualified retirement and pension plans (“Plans”) and to other eligible investors. Eligible investors may choose to offer as investment options to their Contract holders less than all of the Trust’s Funds, in which case, this SAI includes information on other Funds which are not offered, and information concerning these other Funds contained herein should be disregarded.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

XXX-SAI-120712

DEFINITIONS

“Funds” – MFS Blended Research Small Cap Equity Portfolio, MFS Conservative Allocation Portfolio, MFS Global Real Estate Portfolio, MFS Growth Allocation Portfolio, MFS Inflation Adjusted Bond Portfolio, MFS Limited Maturity Portfolio, MFS Mid Cap Value Portfolio, MFS Moderate Allocation Fund, and MFS New Discovery Value Portfolio.

Following the close of business on December 7, 2012, each Fund changed its name and investment strategies to reflect that Massachusetts Financial Services Company had become each Fund’s adviser:

Current Name	Former Name
MFS Blended Research Small Cap Equity Portfolio	SC Blackrock Small Cap Index Fund
MFS Conservative Allocation Portfolio	SC Ibbotson Conservative Fund
MFS Global Real Estate Portfolio	Sun Capital Global Real Estate Fund
MFS Growth Allocation Portfolio	SC Ibbotson Growth Fund
MFS Inflation-Adjusted Bond Portfolio	SC BlackRock Inflation Protected Bond Fund
MFS Limited Maturity Portfolio	SC Goldman Sachs Short Duration Fund
MFS Mid Cap Value Portfolio	SC Goldman Sachs Mid Cap Value Fund
MFS Moderate Allocation Portfolio	SC Ibbotson Balanced Fund
MFS New Discovery Value Portfolio	SC Columbia Small Cap Value Fund

“Trust” – MFS Variable Insurance Trust III, a statutory trust organized under Delaware law in 1998. Following the close of business on December 7, 2012, the Trust changed its name from Sun Capital Advisers Trust.

“MFS” or “Adviser” – Massachusetts Financial Services Company, a Delaware corporation.

“MFD” – MFS Fund Distributors, Inc., a Delaware corporation.

“MFSC” – MFS Service Center, Inc., a Delaware corporation.

“Prospectus” – The Prospectus of the Fund, dated December 10, 2012, as amended or supplemented from time to time.

“1940 Act” – the Investment Company Act of 1940 and the rules and regulations thereunder, as amended from time to time, and as such Act, rules, or regulations are interpreted by the Securities and Exchange Commission.

“Majority Shareholder Vote” – as defined currently in the 1940 Act to be the lesser of (i) 67% or more of the voting securities present at a meeting at which holders of voting securities representing more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

“SEC” – Securities and Exchange Commission.

MANAGEMENT OF THE FUNDS

The Funds

Each Fund except MFS Inflation-Adjusted Bond Portfolio is a diversified series of the Trust. MFS Inflation-Adjusted Bond Portfolio is a non-diversified series of the Trust. The Trust is an open-ended management investment company.

Trustees/Officers

Board Leadership Structure and Oversight — The following provides an overview of the leadership structure of the Board of Trustees of the MFS Funds (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of ten Trustees, nine of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). An Independent Trustee serves as Chair of the Trustees. Taking into account the number, the diversity and the complexity of the Funds overseen by the Board and the aggregate amount of assets under management in the Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board. Each of the seven standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities, is comprised exclusively of Independent Trustees. For a description of the oversight functions of each of the Committees, see “Committees” in Appendix B of this SAI. Three of the Committees have as members all of the Independent Trustees, and the remaining Committees have four Independent Trustees as members. In connection with each of the Board’s regular meetings, the Independent Trustees meet separately from MFS with their counsel and with the Funds’ Independent Chief Compliance Officer. The Independent Trustees also meet periodically with the Funds’ Independent Chief Compliance Officer to receive reports regarding the compliance of the Funds with the federal securities laws and the Funds’ compliance policies and procedures.  The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

The MFS Funds have retained MFS as the Funds’ investment adviser and administrator. MFS provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. Employees of MFS serve as the Funds’ officers, including the Funds’ principal executive officer. The Board provides oversight of the services provided by MFS and its affiliates, including MFS’ and its affiliates’ risk management activities. In addition, each Committee of the Board provides oversight of their risk management activities with respect to the particular activities within the Committee’s purview.  In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board also meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.  The Board and the relevant Committees meet periodically with MFS’ Chief Enterprise Risk Officer and MFS’ Chief Investment Risk Officer to receive reports on MFS’ and its affiliates’ risk management activities, including their efforts to (i) identify key risks which could adversely affect the Funds or MFS; (ii) implement processes and controls to mitigate such key risks; and (iii) monitor business and market conditions in order to facilitate the processes described in (i) and (ii) above.  In addition, the Board and the relevant Committees oversee risk management activities related to the key risks associated with services provided by various non-affiliated service providers through the receipt of reports prepared by MFS, and, in certain circumstances, through the receipt of reports directly from service providers, such as in the case of the Funds’ auditor, custodian and pricing service providers.

Trustees and Officers – Identification and Background

The identification and background of the Trustees and officers of the Trust, as well as an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Fund should so serve, are set forth in Appendix A.

Trustee Compensation and Committees

Compensation paid to the non-interested Trustees for certain specified periods, as well as information regarding committees of the Board of Trustees, is set forth in Appendix B.

Share Ownership

Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, as well as the dollar value range of each Trustee’s share ownership in each Fund and, on an aggregate basis, in all MFS Funds overseen, by investors who are deemed to “control” the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix C.

Portfolio Manager(s)

Information regarding each Fund’s portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is set forth in Appendix D.

Investment Adviser

MFS provides each Fund with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company).

As of February 1, 2010, MFS signed the Principles for Responsible Investment (PRI), an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact.  As a signatory to the PRI, where consistent with its fiduciary responsibilities, MFS aspires to: incorporate environmental, social and corporate governance (ESG) issues into its investment analysis and decision-making processes; be an active owner and incorporate ESG issues into its ownership policies and practices; seek appropriate disclosure on ESG issues by the entities in which it invests; promote acceptance and implementation of the PRI within the investment industry; work to enhance the effectiveness in implementing the PRI; and report on activities and progress toward implementing the PRI.  While MFS aspires to follow the PRI where consistent with its fiduciary responsibilities, signing the PRI is not a legal commitment to do so and MFS may take actions that may be inconsistent with the PRI or may fail to take actions that would be consistent with the PRI.

MFS votes proxies on behalf of the Funds pursuant to the proxy voting policies described in Appendix E. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge by visiting mfs.com and clicking on “Proxy Voting” and by visiting the SEC’s web site at http://www.sec.gov.

Investment Advisory Agreement — MFS manages the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, MFS provides the Fund with investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for the Fund. For these services, MFS receives an annual investment advisory fee, computed and paid monthly, as disclosed in the Prospectus under the heading “Management of the Fund.”

MFS pays the compensation of the Trust’s officers and of any Trustee who is an employee of MFS. MFS also furnishes at its own expense investment advisory and administrative services, office space, equipment, clerical personnel, investment advisory facilities, and executive and supervisory personnel necessary for managing the Fund’s investments and effecting its portfolio transactions.

The Trust pays the compensation of the Trustees who are “not affiliated” with MFS and all expenses of the Fund incurred in its operation and offering of shares (other than those assumed by MFS in writing) including but not limited to: management fees; Rule 12b-1 fees; administrative services fees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar, or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements, confirmations, periodic investment statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund’s custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; organizational and start up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits, or proceedings to which the Fund is a party or otherwise may have an exposure, and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except to the extent that the Distribution Agreement with MFS Fund Distributors, Inc. (“MFD”), provides that MFD is to pay some or all of such expenses. Expenses of the Trust which are not attributable to a specific series are allocated between the series in a manner believed by management of the Trust to be fair and equitable.

The Advisory Agreement has an initial one-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by a Majority Shareholder Vote and, in either case, by a majority of the Trustees who are not “interested persons”  of the Fund or MFS as defined by the 1940 Act. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a Majority Shareholder Vote, or by either party on not more than 60 days’ nor less than 30 days’ written notice. The Advisory Agreement may be approved, renewed, amended, or terminated as to one Fund in the Trust, even though the Agreement is not approved, renewed, amended, or terminated as to any other Fund in the Trust.

The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its or their duties and obligations under the Advisory Agreement.

Administrator

MFS provides each Fund with certain financial, legal and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, each Fund pays an annual fee to MFS for providing these services based on the type of Fund and the relative assets in each Fund under the supervision of the Board of Trustees.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from each Fund based on the costs it incurs in providing these services and a target profit margin. MFSC also contracts with other entities to provide some or all of the services described above.

In addition, MFSC is reimbursed by each Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above.

Distributor

MFS Fund Distributors, Inc. (“MFD” or the “Distributor”), a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Agreement obligates MFD to use best efforts to find purchasers for shares of the Funds.

Custodian

State Street Bank and Trust Company, with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of each Fund (the “Custodian”). The Custodian is responsible for safekeeping each Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each Fund’s investments, serving as each Fund’s foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts for each Fund, and calculating the daily net asset value of each class of shares of each Fund.

Each Fund has an expense offset arrangement that reduces each Fund’s custodian fees based upon the amount of cash maintained by the Fund with its custodian.

Certain Service Provider Compensation

Compensation paid by each Fund to certain of its service providers for certain specified periods, is set forth in Appendix F.

Code of Ethics

The Fund, its Adviser, and Distributor have adopted separate codes of ethics as required under the 1940 Act. Subject to certain conditions and restrictions, each code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held or sold by the Fund.  Securities transactions by some of these persons may be subject to prior approval of the Adviser’s Compliance Departments, and securities transactions of certain personnel are subject to quarterly reporting and review requirements.

DISTRIBUTION PLAN

The Trustees have approved a plan in accordance with Rule 12b-1 under the 1940 Act for Service Class Shares (the “Distribution Plan”). The Funds have not adopted a Distribution Plan with respect to Initial Class Shares. In approving the Distribution Plan, the Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act or financially interested parties of the Distribution Plan (“Distribution Plan Qualified Trustees”) concluded that there is a reasonable likelihood that the Distribution Plan would benefit each Fund and each respective class of shareholders.

The Distribution Plan is designed to promote sales of shares and reduce the amount of redemptions that might otherwise occur if the Distribution Plan was not in effect, as well as to compensate intermediaries for their servicing and maintenance of shareholder accounts. Increasing a Fund’s net assets through sales of shares, or reducing reductions in net assets by reducing redemptions, may help reduce a Fund’s expense ratio by spreading the Fund’s fixed costs over a larger base and may lessen the potential adverse effect of selling a Fund’s portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or not be reduced, or that other benefits will be realized as a result of the Distribution Plan.

The Distribution Plan remains in effect from year to year only if its continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Distribution Plan Qualified Trustees. The Distribution Plan also requires that the Fund and MFD each provide the Trustees, and that the Trustees review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the

Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the shares of the class to which the Distribution Plan relates (“Designated Class”). The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the shares of the Designated Class of the Fund or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees.

These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. Some or all of the distribution and/or service fee may be spent on activities, including but not limited to compensation to and expenses of employees of MFD, including overhead and telephone expenses, who engage in the distribution of Service Class Shares; printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity or variable life insurance contracts investing indirectly in Service Class Shares (“Variable Contracts”); compensation to financial intermediaries and broker/dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts; expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Service Class Shares; expenses of holding seminars and sales meetings designed to promote the distribution of Service Class Shares; expenses of obtaining information and providing explanations to Variable Contract owners regarding investment objectives and policies and other information about the Trust and its Funds, including the performance of the Funds; expenses of training sales personnel regarding the Service Class Shares; expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Service Class Shares; and expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Service Class Shares attributable to such accounts.

Payments made by each Fund’s plan in accordance with Rule 12b-1 under the 1940 Act for the Fund’s most recent fiscal year are set forth in Appendix G.

FINANCIAL INTERMEDIARY COMPENSATION

MFD and/or its affiliates may make payments to financial intermediaries that sell Fund shares as described in Appendix J.

INVESTMENT STRATEGIES, RISKS AND RESTRICTIONS

Investment Strategies and Risks

Certain investment strategies and risks are described in Appendix H.

Investment Restrictions

Each Fund has adopted certain investment restrictions which are described in Appendix I.

NET INCOME AND DISTRIBUTIONS

Each Fund intends to distribute to its shareholders all or substantially all of its net investment income. The net investment income of the Funds consists of non-capital gain income less expenses. In addition, these Funds intend to distribute net realized short- and long-term capital gains, if any, at least annually.

The shareholders can choose to receive distributions from a Fund in either cash or additional shares.  It is expected that the shareholders will choose to receive distributions in additional shares.  If the shareholders choose to receive distributions in cash, they will reinvest the cash in the Fund to purchase additional shares at their net asset value.

TAX CONSIDERATIONS

The discussion below is generally based on the assumption that the shares of each Fund that are held by Participating Insurance Company separate accounts will be respected as owned by such separate accounts.  For information concerning the federal income tax consequences to a holder of a Contract or a participant in a Plan, refer to the prospectus for the particular Contract or the information provided to you by the Plan.

Tax Treatment of the Fund

Federal Taxes — The Fund (even if it is a Fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a “regulated investment company” under Subchapter M of the Code.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid; generally, taxable ordinary income and the excess, if any, of the net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income.  In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2).  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  For purposes of the diversification test in (b) above, identification of the issuer (or issuers) of a particular Fund investment will depend on the terms and conditions of that investment.  In some cases, such identification may be uncertain under current law, and future Internal Revenue Service (“IRS”) guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test.  In the case of the Fund’s investment in loan participations, the Fund shall treat both the entity from whom the loan participation is acquired and the borrower as an issuer for the purposes of meeting the diversification requirement described in paragraph (b) above.  Finally, for purposes of this diversification requirement, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund will not be subject to any U.S. federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code.  The Fund’s foreign-source income, if any, may be subject to foreign withholding taxes, which could decrease the Fund’s return on the underlying investments.

If the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets.  If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a “regulated investment company” accorded special tax treatment for such year.  In that case, the Fund would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and each insurance company’s separate account invested in the Fund would fail to satisfy the diversification requirements of Section 817 (h) of the Code (see below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.  In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain.  Investment company taxable income (which is retained by a Fund) will be subject to tax at regular corporate rates.  A Fund may also retain for investment its net capital gain.

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level.  This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are tax-exempt pension trusts, separate accounts of life insurance companies funding variable contracts, and certain other permitted investors.  For purposes of determining whether such investors are the sole shareholders of a regulated investment company, shares attributable to an investment in the regulated investment company (not exceeding $250,000) made in connection with the organization of such regulated investment company are not taken into account.

Additional Requirements Applicable to Variable Contracts

Each Fund intends to continue to diversify its assets to comply with the requirements of Section 817(h) of the Code and the regulations thereunder applicable to insurance company separate accounts.  If all of the beneficial interests in a Fund are held by one or more insurance companies and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Fund, rather than treating the interest in the Fund as a separate investment of each separate account investing in the Fund.  Each Fund intends to continue to diversify its assets in accordance with the requirements of Section 817(h) so that, assuming that look-through treatment as described in the preceding sentence is available, any separate account invested wholly in the Fund would also satisfy such diversification requirement.

These requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the proportion of each insurance company separate account’s (and here, each Fund’s) assets that may be represented by any single investment.  Specifically, the regulations provide that, except as permitted by the “safe harbor” described below (or in general during a one year start-up period), as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of an insurance company separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer.  Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.

Failure by a Fund to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment of such contracts described above.  The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future.  If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  In determining whether an impermissible level of investor control is present, one factor the IRS considers when a separate account invests in one or more registered investment companies is whether a registered investment company’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the separate account.  Current IRS guidance indicates that typical registered investment company investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a separate account.  For example, the IRS has blessed a separate account offering sub-accounts (each funded through a single registered investment company) with the following investment strategies:  money market, bonds, large company stock, international stock, small company stock, mortgage-backed securities, health care industry, emerging markets, telecommunications, financial services, South American stock, energy, and Asian markets.  Most, although not necessarily all of the Funds have investment objectives and strategies that are not materially narrower than the investment strategies described in this IRS guidance.  In the event that additional rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that such Fund will not have to change its investment objective or investment policies.  A Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Certain Investments — Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain inflation-adjusted debt instruments, certain stripped securities, and certain securities purchased at a market discount (including certain high yield debt obligations) will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities.  To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.  Such investment may also affect the character of income recognized by the Fund.  Investments in debt obligations that are at risk of, or in, default, present special tax issues for the Funds.  Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.  These and other related issues will be addressed by each Fund when and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Under a notice issued by the IRS in 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”) (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly.  As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund’s excess inclusion income, as described below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a non- U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a life insurance company separate account funding a variable contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding variable contracts.

Each Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, short sales, swaps, straddles, foreign currencies, and related transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders.  These rules can cause a Fund to recognize income for tax purposes prior to the receipt of cash payments with respect to the underlying investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.  In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.  Each Fund intends to limit its activities in options, futures contracts, forward contracts, short sales, and swaps and related transactions to the extent necessary to meet the requirements for qualification and treatment as a regulated investment company under Subchapter M of the Code.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income.  If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Special tax considerations apply with respect to any foreign investments by a Fund.  Use of foreign currencies for non-hedging purposes and investment by a Fund in certain “passive foreign investment companies” may be limited in order to avoid a tax on the Fund.  Additionally, the Fund may make an election to mark the gains (and to a limited extent losses) in its holdings in passive foreign investment companies “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) such holdings on the last day of each year.  This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Investment income received by a Fund and gains with respect to foreign securities may be subject to foreign income taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty reduced rates where available.  It is not possible, however, to determine a Fund’s effective rate of foreign tax in advance, since the amount of a Fund’s assets to be invested within various countries is not known.

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.  Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Funds are made by persons affiliated with the Adviser. Any such person may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

The Adviser places all Fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best price and execution from responsible broker/dealers at competitive rates. The Adviser seeks to deal with broker/dealers that can meet a high standard of quality regarding execution services. The Adviser may also place value on a broker/dealer’s ability to provide useful research assistance. The Adviser takes into account all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, including the quality of the broker/dealer’s research.

In certain circumstances, such as a buy in for failure to deliver, the Adviser is not able to select the broker/dealer who will transact to cover the failure.  For example, if the Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense.  Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold.  If the broker/dealer effects a buy-in, the Adviser will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.

Commission rates vary depending upon trading techniques, methods, venues and broker/dealers selected as well as the market(s) in which the security is traded and its relative liquidity.  As noted above, the Adviser may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions.  The Adviser periodically and systematically reviews the performance of the broker/dealers that execute Fund transactions, including the commission rates paid to broker/dealers by considering the value and quality of brokerage and research services provided.  The quality of a broker/dealer’s services is measured by analyzing various factors that could affect the execution of trades.  These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, research provided to the adviser, and accommodation of the adviser’s special needs.  The Adviser may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer, including electronic communication networks, or on a principal basis at net prices without commissions, but which include compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where the Adviser believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the Funds.

In allocating brokerage, the Adviser may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best price and execution for Fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), the Adviser may cause the Funds to pay a broker/dealer which provides “brokerage and research services” (as defined by the Securities Exchange Act of 1934, as amended) to the Adviser an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker/dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the effecting broker/dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the Funds and its other clients. “Commissions,” as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions placed in the NASDAQ market.

The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services (“Research”) includes statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations. Such brokerage and research services are provided to the Adviser for no consideration other than brokerage or underwriting commissions. In determining whether a service or product qualifies as “brokerage and research services,” the Adviser evaluates whether the service or product provides lawful and appropriate assistance to the Adviser in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the brokerage and research services the Adviser receives from brokers. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions is based primarily on the professional opinions of the persons responsible for the placement and review of such transactions.

MFS has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing or settling securities transactions on behalf of Funds (“Executing Brokers”) which provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions (“Pooled Commissions”) to providers of Research (“Research Providers”). Such Research Providers produce Research for the benefit of MFS.

Because a Research Provider may play no role in executing client securities transactions, any Research prepared by that Research Provider may constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the Funds’ portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

From time to time, MFS prepares a list of Research Providers that have been deemed by MFS to provide valuable Research (“Research Firms”) as determined periodically by MFS’ investment staff (“Research Votes”). Executing Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with MFS’ obligation to seek best execution for its client accounts. MFS uses a Research Vote as a guide for allocating Pooled Commissions. Compensation for Research may also be made pursuant to commissions paid on trades (“Trade Commissions”) executed by a Research Provider who is registered as a broker/dealer (“Broker Provider”). Under normal circumstances, Executing Brokers are compensated for Research solely through Trade Commissions. To the extent that payments for Research to a Broker Provider other than an Executing Broker are made pursuant to Trade Commissions, MFS will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research. However, MFS will reduce the amount of Pooled Commissions to be paid to that Broker Provider by less than the full amount of Trade Commissions paid to that Broker Provider. The Research Vote is also used as a guide for allocating cash payments, if any, made by MFS from its own resources and Pooled Commissions to Research Firms that are not Broker Providers.  Neither MFS nor the Funds have an obligation to any Research Firm if the amount of Trade Commissions and Pooled Commissions paid to the Research Firm is less than the applicable non-binding target.  MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If the Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), the Adviser may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Trade Commissions and Pooled Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

In effecting portfolio transactions on behalf of the Funds and the Adviser’s other clients, the Adviser from time to time may instruct the broker/dealer that executes a transaction to allocate, or “step out,” a portion of such transaction to another broker/dealer. The broker/dealer to which the Adviser has “stepped out” would then settle and complete the designated portion of the transaction, and the executing broker/dealer would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each broker/dealer may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

The advisory fee paid by each of the Funds to the Adviser is not reduced as a consequence of the Adviser’s receipt of Research. To the extent the Funds’ portfolio transactions are used to obtain Research, the brokerage commissions paid by the Funds might exceed those that might otherwise be paid for execution only. The Research received may be useful and of value to the Adviser or its affiliates in serving both the Funds and other clients of the Adviser or its affiliates; accordingly, not all of the Research provided by broker/dealers through which the Funds effect securities transactions may be used by the Adviser in connection with the Funds. The Adviser, through the use of the Research, avoids the additional expenses that it would incur if it attempted to develop comparable information through its own staff or if it purchased such Research with its own resources.

In certain instances there are securities that are suitable for the Funds’ portfolios as well as for one or more of the other clients of the Adviser or of any subsidiary of the Adviser (or that the Adviser believes should no longer be held by the Funds’ portfolios or by other clients of the Adviser or any subsidiary of the Adviser). It is possible that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. Transactions for each client are generally effected independently unless the Adviser determines to purchase or sell the same securities for several clients at approximately the same time. The Adviser may, but is not required to, aggregate together purchases and sales for several clients and will allocate the trades in a fair and equitable manner, across participating clients. The Adviser has adopted policies that are reasonably designed to ensure that when two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. With respect to proprietary accounts of the Adviser or its subsidiaries, allocations otherwise than in the context of equity initial public offerings, equity limited offerings or fixed income new issues will be made only to accounts that have been established and seeded with not more than $25 million:  (1) in a commingled vehicle advised by MFS or an affiliate that is available for purchase by unaffiliated third parties (“New MFS Fund”); or (2) for the purpose of establishing a performance record to enable MFS or the subsidiary to offer the account’s investment style to unaffiliated third parties or if the account is being offered to the general public. Other proprietary accounts will not participate in the investment opportunity until after it has been allocated to other accounts.  Proprietary accounts include other accounts (1) owned beneficially solely by the Adviser or its subsidiaries; (2) in which the officers and employees of the Adviser or trustees/managers of any registered investment companies for which the Adviser serves as the primary investment advisor are the principal owners; or (3) invested in an investment strategy that is 25% or more owned by

MFS or any of its direct or indirect subsidiaries, its officers and employees and that the Adviser has determined in its discretion to be an alternative account. With respect to allocations of equity initial public offerings, equity limited offerings or fixed income new issues to, these policies prohibit allocations to: (1) Private Portfolio Management accounts; (2) accounts principally owned by officers or employees of the Adviser or its subsidiaries or trustees/managers of any registered investment companies for which the Adviser serves as the primary investment advisor and which are not being offered to unaffiliated third parties; or (3) a proprietary account (other than a New MFS Fund).  However, these policies do not prohibit allocations to funds or other accounts owned beneficially by Sun Life of Canada (U.S.) Financial Services Holdings, Inc., or Sun Life Financial Inc., or their affiliates other than MFS and its direct and indirect subsidiaries.

It is recognized that in some cases this system could have a detrimental effect on the price or availability of a security as far as the Funds are concerned.

Brokerage commissions paid by each Fund for certain specified periods, information concerning purchases by each Fund of securities issued by its regular broker/dealers for its most recent fiscal year, and information concerning the amount of transactions and related commissions to broker/dealer firms that MFS has determined provide valuable research for each Fund’s most recent fiscal year, are set forth in Appendix K.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund’s Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS’ general counsel or a senior member of the MFS legal department acting under the supervision of MFS’ general counsel (an “Authorized Person”).

Neither MFS nor the Funds will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, the Fund may make its portfolio holdings publicly available on the MFS Web site in such scope and form and with such frequency as MFS reasonably determines and as described in the Fund’s prospectus.

Holdings also include short positions. Portfolio holdings are determined based on the equivalent exposure of holdings. The equivalent exposure of a holding is a calculated amount that approximates the market value of an underlying asset that is expected to have the same impact on performance as the holding. The equivalent exposure of a derivative may be different than the market value of the derivative. For most other holdings, the equivalent exposure is the same as the market value of the holding. If approved by an Authorized Person, the Fund may from time to time make available on the MFS Web site and/or in a press release, information about the holdings of the Fund or Funds in a particular investment or investments as of a current date, including the equivalent exposure of such holding or holdings.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. Some of these registered investment companies, sub-advised Funds, separate accounts, and unregistered products, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain Funds (“Similarly Managed Investment Products”). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

The Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

The Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation.  In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to broker/dealers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of the Fund’s shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS’ conflicts officer of such potential conflict, and MFS’ conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund’s Independent Chief Compliance Officer and the Board of Trustees of the Fund.

MFS also reports to the Board of Trustees of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively “Fund representatives”) disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to the Fund’s custodian, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to the Fund’s pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Fund, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings.

Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, and in other circumstances not described above. All such disclosures are subject to compliance with the applicable disclosure standards.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of the Fund’s portfolio holdings or may state that the Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average credit quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

Ongoing Arrangements To Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with “Disclosure of Non-Public Portfolio Holdings” above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on Appendix L, or permit the recipients identified in Appendix L to have access to non-public Fund portfolio holdings, on an on-going basis.

This list of recipients in Appendix L is current as of December 8, 2012, and any additions, modifications, or deletions to this list that have occurred since December 8, 2012, are not reflected. The portfolio holdings of the Fund which are provided to these recipients, or to which these recipients have access, may be the Fund’s current portfolio holdings. As a condition to receiving or being provided access to non-public Fund portfolio holdings, the recipients listed in Appendix L must agree, or otherwise have an independent duty, to maintain this information in confidence and/or agree not to trade directly or indirectly based on the information. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings information provided under these agreements by means that may include contractual provisions, periodic due diligence, notices reminding a recipient of their obligations, or other commercially reasonable means.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined each day during which the New York Stock Exchange (the “Exchange”) is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year’s Day; Martin Luther King Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day, and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange (generally, 4 p.m., Eastern time) (the “valuation time”) by deducting the amount of the liabilities attributable to the class (or if no classes, to the Fund) from the value of the assets attributable to the class (or if no classes, to the Fund) and dividing the difference by the number of Fund shares outstanding for that class (or if no classes, for that Fund). In accordance with regulations for regulated investment companies and except for money market funds, changes in portfolio holdings and number of shares outstanding are generally reflected in a Fund’s net asset value the next business day after such change.

Open-end investment companies are generally valued at their net asset value per share.  The underlying investments of open-end investment companies managed by the Adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities for which there were no sales reported that day are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short for which there were no sales reported that day are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.

Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.

Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded.

Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.

Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded.

Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

Swaps are generally valued at valuations provided by a third-party pricing service.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust, as amended or amended and restated from time to time, permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series, and to divide such shares into classes. The Board of Trustees has reserved the right to create and issue additional series and classes of shares.

The Declaration of Trust gives the authority to the Trustees to determine that each shareholder of the Fund or class is entitled to one vote per share or one vote per each dollar of net asset value (number of shares owned times net asset value per share) on each matter on which the shareholder is entitled to vote.  The Trustees have determined that each shareholder of the Fund or class is entitled to one vote per each dollar of net asset value on any matter on each matter on which the shareholder is entitled to vote.  Each fractional dollar amount is entitled to a proportional fractional vote.  The Trustees may change their determination without a shareholder vote.

Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of a Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class. If and to the extent required by law or the terms of the relevant contract, a Participating Insurance Company holding shares in the Fund(s) shall (a) solicit voting instructions from Contract holders; (b) vote the shares in accordance with instructions received from Contract holders; and (c) vote the shares for which no instructions have been received in the same proportion as the shares of such Fund for which instructions have been received from Contract holders; so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass through voting privileges for variable contract owners. Because the Participating Insurance Companies will vote shares attributable to Contracts for which it does not receive voting instructions in the same proportion as the shares for which it does receive voting instructions, a small number of Contract holders may determine the outcome of a vote.

Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement a Trust’s Declaration of Trust.  The Trust, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable. The Trust, or any series or class, may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time:  1) by a Majority Shareholder Vote; or 2) by the Trustees if they determine that the continuation of the Trust, any series of the Trust, or any class of any series, is not in the best interests of the Trust or such series or class or their respective shareholders.

In the event of a liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.  Shares of a Fund have no preemptive rights and have dividend and conversion rights (if any) as described in the prospectus for the Fund.

The Trustees may cause a shareholder’s shares to be redeemed for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to provide a tax identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued. The exercise of the above powers is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder.

The Trust is a statutory Trust organized under Delaware law.  Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation.  In addition, the Declaration of Trust expressly provides that the Trust has been organized under Delaware law and that the Declaration of Trust will be governed by Delaware law.  It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To mitigate this risk, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees; (ii) provides for the indemnification out of Trust or Fund property of any shareholders held personally liable for any obligations of the Trust or of the Fund; and (iii) provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  The Trust also maintains insurance for the protection of the Trust, its shareholders, and the Trustees, officers, employees and agents of the Trust covering possible tort and other liability.  Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a Fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Fund itself was unable to meet its obligations and inadequate insurance existed. In light of the Delaware law, the nature of the Trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that the Trust will indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust.  The Declaration of Trust does not authorize the Trust or any Fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

A shareholder may bring a derivative action on behalf of the Trust only if shareholders eligible to bring such derivative action under the Delaware Act who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action, and the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim.

The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

,                                               , is the independent registered public accounting firm, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

Each Fund’s Financial Statements and Financial Highlights for the fiscal year ended December 31, 2011, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by                     , independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon their authority as experts in accounting and auditing.

The Fund’s Financial Statements and Financial Highlights for the semi-annual period ended June 30, 2012, are also incorporated by reference into this SAI from the Fund’s Semi-Annual Report to Shareholders.

A copy of each Fund’s Annual Report and Semi-Annual Report accompany this SAI.

APPENDIX A - TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, following the close of business on December 7, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years (2)	Other Directorships During the Past Five Years(2)

INTERESTED TRUSTEE

Robert J. Manning(3) age 48	Trustee	February 2004 (Trustee)	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)

INDEPENDENT TRUSTEES

David H. Gunning age 70	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)

Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler age 70	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters

Maureen R. Goldfarb age 57	Trustee	January 2009	Private investor

William R. Gutow age 71	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise) , Vice Chairman (until 2010)

Michael Hegarty age 67	Trustee	December 2004	Private investor

John P. Kavanaugh age 57	Trustee	January 2009	Private investor

J. Dale Sherratt age 74	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years (2)	Other Directorships During the Past Five Years(2)
Laurie J. Thomsen age 55	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek age 71	Trustee	January 2006	Consultant to investment company industry

OFFICERS

John M. Corcoran(3) age 47	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President (until September 2008)

Christopher R. Bohane(3) age 38	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Kino P. Clark(3) age 44	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President

Thomas H. Connors(3) Age 53	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)

Ethan D. Corey(3) age 48	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo(3) age 44	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President

Robyn L. Griffin age 37	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years (2)	Other Directorships During the Past Five Years(2)
(October 2006-July 2008);

Brian E. Langenfeld(3) age 39	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel

Susan S. Newton(3) age 62	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira(3) age 41	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Kasey L. Phillips(3) Age 42	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)

Mark N. Polebaum(3) age 60	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary

Frank L. Tarantino age 68	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel(3) age 42	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

James O. Yost(3) age 52	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

1                   Date first appointed to serve as Trustee/officer of a fund in the MFS Family of Funds.  Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008 until January 2012, Mr. Corcoran served as Treasurer of the Funds.  Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Each Trustee oversees 131 funds in the MFS Family of Funds as of January 1, 2012.

2          Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

3          “Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS.  The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve.  The current members of the Board of the MFS Funds have joined the Board at different points in time since 1989.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts.  Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Robert E. Butler, CPA

Mr. Butler has substantial accounting and compliance consulting experience for clients in the investment management industry.  Mr. Butler was a partner at PricewaterhouseCoopers LLP (“PWC”) (including its predecessor firms) for 24 years, and led the firm’s National Regulatory Compliance Consulting Group, specializing in compliance consulting for investment management clients, including mutual funds and investment advisers.  During his tenure at PWC, he served for ten years as a consultant to the independent directors/trustees for two major fund groups during their contract deliberation processes.  He also conducted branch reviews of insurance broker/dealers selling variable products.  Since retiring from PWC, Mr. Butler has worked as a consultant to mutual fund boards and investment advisers on regulatory and compliance matters.  He has served as, or assisted, the Independent Compliance Consultant in conjunction with the implementation of SEC market timing orders at three major fund groups.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry.  She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc.  Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company.  She also held various marketing, distribution, and portfolio management positions with other investment management firms.  Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

David H. Gunning

Mr. Gunning has substantial executive and board experience at publicly-traded and privately-held companies, including past service as the Vice Chairman and a director of Cleveland-Cliffs Inc. (now Cliffs Natural Resources Inc.), a director of Lincoln Electronic Holdings, Inc., and a director of Southwest Gas Corp.  He is the former Chairman and Chief Executive Officer of Capitol American Financial Corp.  Mr. Gunning is also a former partner and head of the corporate department of Jones Day, a large international law firm.

William R. Gutow

Mr. Gutow is the Vice Chairman of Capitol Entertainment Management Company.  He has substantial senior executive experience at a publicly-traded company and various privately held companies as well as board experience at privately held companies and non-profits.  Mr. Gutow served as the Senior Vice President of Real Estate and Property Development for Zale Corporation.  Mr. Gutow has substantial investment company board experience, having served on boards of trustees responsible for oversight of funds in the MFS Family of Funds for over 18 years.

Michael Hegarty

Mr. Hegarty has substantial senior executive and board experience at firms within the financial services industry, as well as board experience at publicly-traded and privately held companies.  He served as the Vice Chairman and Chief Operating Officer of AXA Financial and as the President and Chief Operating Officer of The Equitable Life Assurance Society.  Mr. Hegarty also served as Vice Chairman of Chase Manhattan Corporation and Chemical Bank.  He is a former director of Alliance Capital Management Corporation, which serves as the general partner of a publicly-traded investment adviser, and a former trustee of investment companies in the EQ Advisers Trust family of funds.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management industry, as well as board experience for other investment company families.  Mr. Kavanaugh was the Vice President and Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser.  He also served as a trustee for various investment company complexes.  Mr. Kavanaugh held research analyst and portfolio management positions with Allmerica Financial and PruCapital, Inc.

Robert J. Manning

Mr. Manning is Chairman and Chief Executive Officer of MFS (the Funds’ investment adviser) and in this capacity heads its Board of Directors. He has substantial executive and investment management experience, having worked for MFS for 28 years.

J. Dale Sherratt

Mr. Sherratt is the President of Insight Resources and the Managing General Partner of Wellfleet Investments.  He was a senior executive at Colgate-Palmolive and the Chief Executive Officer of the Kendall Company in Boston, Massachusetts.  Mr. Sherratt has held senior executive positions at various healthcare technology companies, and served on the boards of directors of publicly-traded companies and numerous early stage technology companies.  Mr. Sherratt has substantial investment company board experience, having served on boards of trustees responsible for oversight of funds in the MFS Family of Funds for over 22 years.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies.  Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm.  Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm.  Ms. Thomsen is a director of The Travelers Companies, Inc. and a trustee of Williams College.  She is a former director of Travelers Property Casualty Corp. and New Profit.

Robert W. Uek

Mr. Uek has substantial accounting and consulting experience for clients in the investment management industry.  Mr. Uek was a partner in the investment management industry group of PWC, and was the chair of the investment management industry group for Coopers & Lybrand.  He also has served as a consultant to mutual fund boards.  Mr. Uek previously served on the boards of trustees of investment companies in the TT International family of funds and Hillview Capital family of funds.  Mr. Uek serves on the Board of the Independent Directors Council, a unit of the Investment Company Institute that serves the mutual fund independent director community. He is a former Chairman of the Independent Directors Council. Mr. Uek also serves on the Board of Governors of the Investment Company Institute.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES

Trustee Compensation Table

Following the close of business on December 7, 2012, each Fund pays the Independent Trustees an annual fee plus a fee for each meeting attended. In addition, the Independent Trustees are reimbursed for their out-of-pocket expenses.

The Trustees who became members of the Board following the close of business on December 7, 2012, received no compensation from the Funds for the fiscal year ended December 31, 2011.  Robert J. Manning receives no compensation from any Fund or other fund in the MFS Family of Funds for his services as Trustee.  The total compensation paid to these Trustees for the calendar year 2011 for the 102 funds in the MFS fund complex that paid compensation to these Trustees is set forth below:

Trustee Name	Total Compensation Paid by MFS Fund Complex
Robert E. Butler	$277,899
Maureen R. Goldfarb	$267,899
David H. Gunning	$331,899
William R. Gutow	$267,899
Michael Hegarty	$277,899
John P. Kavanaugh	$267,899
J. Dale Sherratt	$277,899
Laurie J. Thomsen	$276,899
Robert W. Uek	$284,149

Retirement Benefit Deferral Plan— Under a Retirement Benefit Deferral Plan, certain Trustees have deferred benefits from a prior retirement plan.  The value of the benefits is periodically readjusted as though the Trustee had invested an equivalent amount in Class A shares of the Fund(s) designated by such Trustee. The value of the deferred benefits will be paid to the Trustees upon retirement or thereafter. The plan does not obligate a Fund to retain the services of any Trustee or pay any particular level of compensation to any Trustee. The plan is not funded and a Fund’s obligation to pay the Trustee’s deferred compensation is a general unsecured obligation. Mr. Sherratt received a one-time, lump-sum payment of $43,363, representing all of his accrued deferred benefits from MFS Core Growth Fund under its Retirement Benefit Deferral Plan as a result of the merger of MFS Core Growth Fund into MFS Growth Fund in August 2011.

Trustee Compensation Table

Prior to the close of business on December 7, 2012, the individuals listed in the table below served as the Independent Trustees of the Trust.  For the fiscal year ended December 31, 2011, these individuals were compensated for their services to the Trust in the amounts shown in the table.

Name	Aggregate Compensation Received From the Funds [1]	Pension or Retirement Benefits Accrued (As Part of Funds’ Expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex [1]
Michael P. Castellano	$94,000	$0	$0	$94,000
Dawn-Marie Driscoll	$90,000	$0	$0	$90,000
Keith R. Fox [2]	$62,000	$0	$0	$62,000
Carol A. Kosel [2]	$62,000	$0	$0	$62,000
William N. Searcy, Jr.	$102,000	$0	$0	$102,000

1              As of December 31, 2011, there were 22 funds in the fund complex overseen by these Trustees.

2              Elected as Trustee effective April 2011.

Committees

Following the close of business on December 7, 2012, the Board established the following Committees:

Name of Committee	Number of Meetings in Last Fiscal Year	Functions	Current Members(1)
AUDIT COMMITTEE	N/A

Oversees the accounting and auditing procedures of the Fund and, among other duties, considers the selection of the independent accountants for the Fund and the scope of the audit, and considers the effect on the independence of those accountants of any non-audit services such accountants provide to the Fund and any audit or non-audit services such accountants provide to other MFS Funds, MFS and/or certain affiliates. The Committee is also responsible for establishing procedures for the receipt, retention, and treatment of complaints received by the Fund regarding accounting, internal accounting controls, or auditing matters and the confidential, anonymous submission of concerns regarding questionable fund accounting matters by officers of the Fund and employees of the Fund’s investment adviser, administrator, principal underwriter, or any other provider of accounting-related services to the Fund.

Butler*, Kavanaugh*, Thomsen*, and Uek*

COMPLIANCE AND GOVERNANCE COMMITTEE	N/A

Oversees the development and implementation of the Fund’s regulatory and fiduciary compliance policies, procedures, and practices under the 1940 Act, and other applicable laws, as well as oversight of compliance policies of the Fund’s investment adviser and certain other service providers as they relate to Fund activities. The Fund’s Independent Chief Compliance Officer assists the Committee in carrying out its responsibilities. In addition, the Committee advises and makes recommendations to the Board on matters concerning Trustee practices and recommendations concerning the functions and duties of the committees of the Board.

Butler*, Goldfarb*, Gutow*, and Hegarty*

CONTRACTS REVIEW COMMITTEE	N/A

Requests, reviews, and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 that each Fund proposes to renew or continue, and to make its recommendations to the full Board of Trustees on these matters.

All non-interested Trustees of the Board (Butler, Goldfarb, Gunning, Gutow, Hegarty, Kavanaugh, Sherratt, Thomsen, and Uek)

NOMINATION AND COMPENSATION COMMITTEE	N/A

Recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration. The Committee is also responsible for making recommendations to the Board regarding any necessary standards or qualifications for service on the Board. The Committee also reviews and makes recommendations to the Board regarding compensation for the non-interested Trustees.

All non-interested Trustees of the Board (Butler, Goldfarb, Gunning, Gutow, Hegarty, Kavanaugh, Sherratt, Thomsen, and Uek)

PORTFOLIO TRADING AND MARKETING REVIEW COMMITTEE	N/A

Oversees the policies, procedures, and practices of the Fund with respect to brokerage transactions involving portfolio securities as those policies, procedures, and practices are carried out by MFS and its affiliates. The Committee also oversees the lending of portfolio securities, the Trust’s borrowing and lending policies, and the administration of the Fund’s proxy voting policies and procedures by MFS. The Committee also oversees the policies, procedures, and practices of the Applicable Fund Service Providers with respect to the selection and oversight of the Fund’s counterparties in derivatives, repurchase and reverse repurchase agreements, and similar investment-related transactions. In addition, the Committee receives reports from MFS regarding the policies, procedures, and practices of MFS and its affiliates in connection with their marketing and distribution of shares of the Fund.

All non-interested Trustees of the Board (Butler, Goldfarb, Gunning, Gutow, Hegarty, Kavanaugh, Sherratt, Thomsen, and Uek)

Name of Committee	Number of Meetings in Last Fiscal Year	Functions	Current Members(1)
PRICING COMMITTEE	N/A

Oversees the determination of the value of the portfolio securities and other assets held by the Fund and determines or causes to be determined the fair value of securities and assets for which market quotations are not “readily available” in accordance with the 1940 Act. The Committee delegates primary responsibility for carrying out these functions to MFS and MFS’ internal valuation committee pursuant to pricing policies and procedures approved by the Committee and adopted by the full Board. These policies include methodologies to be followed by MFS in determining the fair values of portfolio securities and other assets held by the Fund for which market quotations are not readily available. The Committee meets periodically with the members of MFS’ internal valuation committee to review and assess the quality of fair valuation and other pricing determinations made pursuant to the Fund’s pricing policies and procedures, and to review and assess the policies and procedures themselves. The Committee also exercises the responsibilities of the Board under the Amortized Cost Valuation Procedures approved by the Board on behalf of each Fund which holds itself out as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act.

Kavanaugh*, Sherratt*, Thomsen*, and Uek*

SERVICES CONTRACTS COMMITTEE	N/A

Reviews and evaluates the contractual arrangements of the Fund relating to transfer agency, administrative services, custody, pricing and bookkeeping services, and makes recommendations to the full Board of Trustees on these matters.

Goldfarb*, Gutow*, Hegarty*, and Sherratt*

1)        The Trustees’ identification and background are set forth in Appendix A to this SAI.

*           Non-interested Trustees.  Although Mr. Gunning is not a member of all Committees of the Board, he is invited to and attends many of the Committees’ meetings in his capacity as Chair of the Trustees.

Prior to the close of business on December 7, 2012, the Board had established the following Committees:

•                  Audit Committee. The members of the Audit Committee were Michael P. Castellano (Chair), Dawn-Marie Driscoll, Keith R. Fox, Carol A. Kosel, and William N. Searcy, Jr., all of whom are independent trustees.  The Audit Committee held three in-person meetings and one telephonic meeting in the fiscal year ended December 31, 2011.

•                  Nominating and Governance Committee.  The members of the Nominating and Governance Committee were Dawn-Marie Driscoll (Chair), Michael P. Castellano, Keith R. Fox, Carol A. Kosel, and William N. Searcy, Jr., all of whom are independent trustees.  The Nominating and Governance Committee held two meetings in the fiscal year ended December 31, 2011.

•                  Valuation Committee.  The members of the Valuation Committee were Scott M. Davis, John T. Donnelly, Lena Metelitsa, Michael P. Castellano, Dawn-Marie Driscoll, Keith R. Fox, Carol A. Kosel, and William N. Searcy, Jr.  The Valuation Committee held four in-person meetings and one telephonic meeting in the fiscal year ended December 31, 2011.

•                  Dividend Committee.  The members of the Dividend Committee were Craig S. Brown, John T. Donnelly, Lena Metelitsa, and Susan J. Walsh.  The Dividend Committee held one meeting during the fiscal year ended December 31, 2011.

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of November 12, 2012, the Trustees and officers of the Trust as a group owned less than 1% of any class of each Fund’s shares. The Board of Trustees has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board of Trustees, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the funds in the MFS Family of Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in each Fund and, on an aggregate basis, in the funds in the MFS Family of Funds, as of December 31, 2011.

The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds
N/A(1)	N

(1)Because the funds serve as underlying investment vehicles for variable annuity and life contracts, the Trustees are not eligible to invest directly in the funds. Therefore, no Trustee owned shares of a fund.  Aggregate dollar range of equity securities in all MFS Funds overseen by each Trustee is D for all Trustees.

25% or Greater Ownership

The following table identifies those investors who own beneficially 25% or more of a Fund’s voting shares as of November 12, 2012. Shareholders who own beneficially 25% or more of a Fund’s shares may have a significant impact on any shareholder vote of the fund.

[To Be Provided]

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of November 12, 2012. All holdings are beneficially owned unless otherwise indicated.

[To Be Provided]

APPENDIX D - PORTFOLIO MANAGER(S)

Compensation

Portfolio manager compensation is reviewed annually. As of December 8, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 8, 2012, the following benchmarks will be used to measure the portfolio manager’s performance for the fund and/or comparable accounts:

Fund	Portfolio Manager	Benchmark(s)
MFS Blended Research Small Cap Equity Portfolio	Jonathan W. Sage	Russell 200 Index
	Matthew W. Krummell	Russell 2000 Index

MFS Conservative Allocation Portfolio	Joseph C. Flaherty

Standard & Poor’s 500 Stock Index

MSCI EAFE Index

The Dow Jones-UBS Commodity Index

FTSE EPRA/NAREIT Developed Real Estate Index

Barclay’s Capital U.S. Aggregate Bond Index

Lipper Variable Annuity Mixed-Asset Target Allocation Conservative Funds

MFS Global Real Estate Portfolio	Richard R. Gable	FTSE EPRA/NAREIT Developed Total Return Index

MFS Growth Allocation Portfolio	Joseph C. Flaherty

Standard & Poor’s 500 Stock Index

MSCI EAFE Index

The Dow Jones-UBS Commodity Index

FTSE EPRA/NAREIT Developed Real Estate Index

Barclay’s Capital U.S. Aggregate Bond Index

Lipper Variable Annuity Mixed-Asset Target Allocation Growth Funds

MFS Inflation-Adjusted Bond Portfolio	Erik S. Weisman	Barclays World Government Inflation-Linked Bond Index

MFS Limited Maturity Portfolio	James J. Calmas	Barclay’s Capital Government Credit 1-3 Years Index Lipper Variable Annuity Short Investment Grade Funds

MFS Mid Cap Value Portfolio	Brooks A. Taylor	Russell Midcap Value Index Lipper Variable Annuity Mid-Cap Value Funds
	Kevin J. Schmitz	Russell Midcap Value Index Lipper Variable Annuity Mid-Cap Value Funds

MFS Moderate Allocation Portfolio	Joseph C. Flaherty

Standard & Poor’s 500 Stock Index

MSCI EAFE Index

The Dow Jones-UBS Commodity Index

FTSE EPRA/NAREIT Developed Real Estate Index

Barclay’s Capital U.S. Aggregate Bond Index

Lipper Variable Annuity Mixed-Asset Target Allocation Moderate Funds

MFS New Discovery Value Portfolio	Kevin J. Schmitz	Russell 2000 Value Index Lipper Variable Annuity Small-Cap Value Funds

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of each Fund beneficially owned by each Fund’s portfolio manager(s) as of October 31, 2012. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Because the Funds serve as underlying investment vehicles for variable annuity and life contracts, the portfolio managers are not eligible to invest directly in the Funds. Therefore, no portfolio manager owned shares of a Fund.

Other Accounts

In addition to the Fund, each Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of October 31, 2012, were as follows:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Blended Research Small Cap Equity Portfolio	Jonathan W. Sage	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

	Matthew W. Krummell	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

MFS Conservative Allocation Portfolio	Joseph C. Flaherty	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

MFS Global Real Estate Portfolio	Richard R. Gable	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

MFS Growth Allocation Portfolio	Joseph C. Flaherty	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Inflation-Adjusted Bond Portfolio	Erik S. Weisman	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

MFS Limited Maturity Portfolio	James J. Calmas	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

MFS Mid Cap Value Portfolio	Brooks A. Taylor	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

MFS Moderate Allocation Portfolio	Joseph C. Flaherty	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

MFS New Discovery Value Portfolio	Kevin J. Schmitz	Registered Investment Companies*
Other Pooled Investment Vehicles
Other Accounts

*    Does not include the Funds.

[[Performance_fees]]

Potential Conflicts of Interest

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances there are securities which are suitable for a Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. Each Fund’s trade allocation policies may give rise to conflicts of interest if a Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of a Fund’s investments.  Investments selected for funds or accounts other than a Fund may outperform investments selected for a Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In most cases, however, the Adviser believes that a Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee[[Fund_or_Other_Accounts]] and/or include an investment by the portfolio manager.

APPENDIX E - PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

March 1, 2012

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited, and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”).  References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.           Voting Guidelines;

B.             Administrative Procedures;

C.             Records Retention; and

D.            Reports.

A.  VOTING GUIDELINES

1.        General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares, and institutional client relationships.

In developing these proxy voting guidelines, MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies.  Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings.  However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal.  Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal.  In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account.  From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients.  These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients.  If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.  The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.        MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of “independent” directors.  While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would be comprised of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.”

      MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications.  In addition, MFS may not support all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from shareholders, including MFS; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda, (including those related to net-operating loss carryforwards); or (4) there are severe governance concerns at the issuer.

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (e.g. a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS analyzes proposals seeking the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) on a case-by-case basis.  In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent’s rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders.  As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.  However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval.  MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives.  However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives.  Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, or (ii) expressly prohibit the backdating of stock options.

Advisory Votes on Executive Compensation

      MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an advisory vote on executive compensation if MFS determines that the issuer has adopted excessive executive compensation practices and will vote in favor of an advisory vote on executive compensation if MFS has not determined that the issuer has adopted excessive executive compensation practices. Examples of excessive executive compensation practices may include, but are not limited to, a pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, unnecessary perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees.  MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds.  MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders.  These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter.  MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met:  (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).  MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure.  MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock.  Nevertheless, as noted above under “Non-Salary Compensation Programs,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan.  In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis.  Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting.  In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.  In our view, shareholders should provide names of qualified candidates to a company’s nominating committee, which, in our view, should be comprised solely of “independent” directors.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders.. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

      MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company.  Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company.  MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor.  MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Business

MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting’s agenda.  MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting’s agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders.  For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis.  As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading.  MFS typically does not support proposals to separate the chairman and CEO positions as we believe that the most beneficial leadership structure of a company should be determined by the company’s board of directors.  For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments.  However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders.  Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues.  Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g. the United Kingdom’s Corporate Governance Code). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation.  MFS will not support such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value.

      Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law.   Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

In accordance with local law or business practices, some foreign companies or custodians prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”).  Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company.  While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date.  Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent).  Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time.  For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.  Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.  ADMINISTRATIVE PROCEDURES

1.     MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments.  The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales.  The MFS Proxy Voting Committee:

a.         Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.        Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.         Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non-Standard Votes, as defined below, MFS will review the securities holdings reported by investment professionals that participate in such decisions to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist.  In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures,  (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.         Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b.        If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.         If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.        For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic

1  For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

interests of MFS’ clients, and not in MFS’ corporate interests.  A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units.  The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.’s (“ISS”) benchmark policy, or as required by law.

Except as described in the MFS Fund’s prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.  If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest.  If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.        Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”).  Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself.  This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions.  Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS.  The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed.  Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots.  When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system.  The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company.  If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.   Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures.  The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS.  With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters.  MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote.  MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices.  In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues.  Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in most votes taken by MFS.  This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote.  In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.2  However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.  Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

2  From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation.  If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

5.   Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

6.   Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets. As a result, non-U.S. securities that are on loan will not generally be voted.  If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.   Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest.  From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters.  A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C.  RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee.  All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.  REPORTS

MFS Funds

MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds.  These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues.  Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

APPENDIX F - CERTAIN SERVICE PROVIDER COMPENSATION

The Fund paid compensation for advisory services and administrative services over the specified periods as follows.

Prior to the close of business on December 7, 2012, Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, MA 02481, was the adviser to the Funds.  The following table shows the total advisory fee the following Funds paid to Sun Capital Advisers LLC for the past three fiscal years (net of applicable waivers).

	Fiscal Year Ended December 31,
Fund	2011	2010	2009
MFS Moderate Allocation Portfolio	$2,136.588	$1,152,395	$155,024
MFS Conservative Allocation Portfolio	$1,065,192	$609,293	$75,151
MFS Growth Allocation Portfolio	$701,435	$554,460	$89,973
MFS Blended Research Small Cap Equity Portfolio	$544,349	$1,263,163	$966,939
MFS New Discovery Value Portfolio	$510,301	$303,400	$141,055
MFS Global Real Estate Portfolio	$2,088,959	$2,189,239	$1,642,713

The following table shows the unified management fee the following Funds paid to Sun Capital Advisers LLC for the past three fiscal years (net of applicable waivers).  This fee was a unified fee that covered substantially all of the ordinary expenses of managing and operating the Fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing, and ordinary legal services.

	Fiscal Year Ended December 31,
Fund	2011	2010	2009
MFS Mid Cap Value Portfolio	$2,812,092	$2,541,104	$1,404,247
MFS Inflation-Adjusted Bond Portfolio	$3,117,334	$1,826,547	$581,121
MFS Limited Maturity Portfolio	$7,562,100	$6,703,160	$4,623,496

For the fiscal years ended December 31, 2011, 2010 and 2009, the advisory fees due to Sun Capital Advisers LLC that were waived by that firm under a previous expense limitation are shown in the following table:

	Fiscal Year Ended December 31,
Fund	2011	2010	2009
MFS Moderate Allocation Portfolio	$0	$81,277	$175,989
MFS Conservative Allocation Portfolio	$0	$101,185	$156,925
MFS Growth Allocation Portfolio	$30,539	$105,710	$165,615
MFS Blended Research Small Cap Equity Portfolio	$175,243	$67,163	$333,805
MFS New Discovery Value Portfolio	$50,472	$126,797	$115,130
MFS Global Real Estate Portfolio	$134,073	$35,216	$140,783

For the fiscal years ended December 31, 2011, 2010 and 2009, the unified management fees due to Sun Capital Advisers LLC that were waived by that firm under a previous expense limitation are shown in the following table:

	Fiscal Year Ended December 31,
Fund	2011	2010	2009
MFS Mid Cap Value Portfolio	$0	$0	$0
MFS Inflation-Adjusted Bond Portfolio	$10,675	$19,019	$9,133
MFS Limited Maturity Portfolio	$0	$0	$15,758

Prior to the close of business on December 7, 2012, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, was the Funds’ administrator. State Street was responsible for managing certain Funds’ business affairs. State Street’s services included recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the Funds’ business.

For the fiscal years ended December 31, 2011, 2010 and 2009, each of the following Funds paid the administrator as follows:

Fund	2011	2010	2009
MFS Moderate Allocation Portfolio	$511,700	$462,722	$173,091
MFS Conservative Allocation Portfolio	$283,306	$273,099	$126,386
MFS Growth Allocation Portfolio	$225,630	$257,716	$136,462
MFS Blended Research Small Cap Equity Portfolio	$79,742	$96,176	$119,003
MFS New Discovery Value Portfolio	$39,839	$35,071	$30,307
MFS Global Real Estate Portfolio	$96,483	$121,479	$134,351

APPENDIX G - DISTRIBUTION PLAN PAYMENTS

For the fiscal year ended December 31, 2011, the Trust paid $12,829,732 to Clarendon Insurance Agency, Inc. (“Clarendon”), the Funds’ prior underwriter, under a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to Service Class shares (the “Plan”). None of the Funds have paid any underwriting commissions in any of the last three fiscal years.  Of the amount paid to Clarendon under the Plan in the fiscal year ended December 31, 2011, no portion was retained by Clarendon.  Clarendon paid 100% of the amount it received under the Plan to affiliated insurance company service providers as compensatory payments for any type of services permitted under the Plan. The Plan was amended effective December 8, 2012, to replace Clarendon with MFS Fund Distributors, Inc.

Appendix H - INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the prospectus, each Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for Funds, certain matters described herein may not apply to each Fund. Unless an investment strategy or investment practice described below is prohibited by the investment policies and investment strategies discussed in the Fund’s prospectus or in this SAI, or by applicable law, a Fund may engage in each of the practices described below.

Asset-backed Securities. Asset-backed securities are securities that represent interests in or payments from assets such as mortgages, debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other receivables. The assets can be a pool of assets or a single asset (e.g., a loan to a specific corporation). Asset-backed securities that represent an interest in a pool of assets provide greater credit diversification than asset-backed securities that represent an interest in a single asset.  Underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.

The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. Asset-backed securities that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with asset-backed securities that do have a security interest in the underlying assets.

Some types of asset-backed securities are subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. The rate of principal payments on these asset-backed securities is related to the rate of principal payments on the underlying asset pool and related to the priority of payment of the security with respect to the asset pool. The occurrence of prepayments is a function of several factors, such as the level of interest rates, general economic conditions, the location, and age of the underlying obligations, asset default and recovery rates, and other social and demographic conditions. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, these asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. When interest rates increase, these asset-backed securities may be repaid more slowly than expected. As a result, the maturity of the asset-backed security is extended, increasing the potential for loss.

Asset Segregation.  With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, short sales, futures, forward contracts, written options, swaps, and certain other derivatives, the purchase of securities on a when-issued, delayed delivery or forward commitment basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions.  Assets segregated to cover these types of transactions can decline in value and are not available to meet redemptions.

For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually permitted or required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid may be treated as the equivalent of “cash-settled” contracts.  As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e. the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts.  With respect to forward foreign currency exchange contracts and futures contracts that are contractually permitted or required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value.  By setting aside assets equal to only its net obligation under liquid deliverable foreign currency exchange contracts and “cash-settled” forward or futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.

Borrowing. The Fund may borrow money from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the SEC to constitute a form of borrowing under the Investment Company Act of 1940 (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage and may cause a Fund to liquidate investments when it would not otherwise do so.  Money borrowed will be subject to interest charges and may be subject to other fees or requirements which would increase the cost of borrowing above the stated interest rate.

Commodity Pool Operator Regulation.  The Trust, on behalf of the Fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Trust and MFS are not subject to registration or regulation as a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject MFS to regulation as a CPO for certain Funds by the CFTC. The scope of application is still uncertain. There is no certainty that MFS, as the operator of a Fund, will be able to rely on an exclusion in the future. MFS may determine not to use or to limit investment strategies for a Fund that trigger additional CFTC regulation or may determine to operate a Fund subject to CFTC regulation, if applicable. If MFS operates a Fund subject to CFTC regulation, the Fund may incur additional expenses.

Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured securities, securities of other investment companies, grantor trusts, and hybrid instruments whose values are related to commodities or commodity contracts. The value of commodity-related investments can be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels, and international market, economic, industry, political, and regulatory developments. The value of commodity-related investments can be more volatile than the value of traditional securities.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country Location. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; (f) the issuer is included in an index which is representative of that country; or (g) the issuer is exposed to the economic fortunes and risks of that country. For purposes of determining if a security or other investment is considered a foreign security, revenues from goods sold or services performed in all countries other than the United States and assets in all countries other than the United States may be aggregated.  For purposes of determining if a security or other investment is considered an emerging market security, revenues from goods sold or services performed in all emerging market countries and assets in all emerging market countries may be aggregated.

Debt Instruments. Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and may be offered privately in the United States and are generally designed for use in securities markets outside the U.S. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.

With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request.

Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Derivatives.  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Derivatives often involve a counterparty to the transaction. Derivatives involving a counterparty are subject to the credit risk of the counterparty and to the counterparty’s ability to perform in accordance with the derivative.  Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Emerging Markets. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign markets. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; the risk that a judgment against a foreign government may be unenforceable; and greater price volatility, less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies that may be occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Equity Securities.  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, depositary receipts for those securities, securities of investment companies, and other similar interests in an issuer.

Floating Rate Certificates. Each holder of a floating rate certificate has the option at specified times to tender its certificate to the issuer or a specified third party acting as agent for the issuer for purchase at the stated amount of the certificate plus accrued interest. Floating rate certificates may be floating or variable rate securities. The issuer or third party agent may be unable to purchase the certificates on the purchase date due to a variety of circumstances, which may result in a loss of value of the certificates.

Foreign Currencies. Foreign securities may be denominated in foreign currencies and international currency units and foreign currencies may be purchased directly. Accordingly, the weakening of these currencies and units against the U.S. dollar would result in a decline in the value of securities denominated in that currency or the value of the currency itself.

While holding currencies permits an investor to take advantage of favorable movements in the applicable exchange rate, this strategy also exposes the investor to risk of loss if exchange rates move in a direction adverse to the investor’s position. Such losses could reduce any profits or increase any losses sustained by the investor from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

Some foreign countries have managed currencies, which are not free floating against the U.S. dollar. Managed currencies can experience a steep devaluation relative to the U.S. dollar.

In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

Foreign currency transactions can be made on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A “settlement hedge” or “transaction hedge” attempts to protect against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

Forward contracts can be used to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an investor owned securities denominated in pounds sterling, the investor could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An investor could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Forward contracts can also be used to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Swap agreements, indexed securities, hybrid securities and options and futures contracts relating to foreign currencies can be used for the same purposes.

Successful use of currency management strategies will depend on MFS’ skill in analyzing currency values. Currency management strategies may increase the volatility of a Fund’s returns and could result in significant losses to a Fund if currencies do not perform as MFS anticipates. For example, if a currency’s value rose at a time when MFS had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If MFS hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if MFS increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that MFS’ use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Markets. Foreign securities and foreign currencies, as well as any securities issued by U.S. entities with substantial foreign operations, may involve significant risks. Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. The debt instruments of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.  Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

Foreign stock markets, while growing in volume and sophistication, may not be as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where Fund assets may be released prior to receipt of payment) may be less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers may not be bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Futures Contracts. A futures contract is a standardized agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying indicator or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price. Some financial futures contracts (such as futures on a security) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying indicator unless the contract is held until the settlement date. If a fund is the purchaser or seller of a futures contract, the fund is required to deposit “initial margin” with a futures commission merchant (“FCM”) when the futures contract is entered into.  Initial margin is typically calculated as a percentage of the contract’s notional amount. Additional variation margin will be required based on changes in the daily market value of the contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a futures contract may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, on the settlement date, an investor may be required to make delivery of the indicators underlying the futures positions it holds.

An investor could suffer losses if it is unable to close out a futures contract because of an illiquid secondary market. Futures contracts may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures position, and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.   For example, an investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the FCM, if the FCM breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the FCM, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the investor.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid Instruments. Hybrid instruments are generally considered derivatives and combine the elements of swaps, futures contracts, or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt instrument, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying indicators to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying indicators and interest rate movements. Hybrid instruments may be highly volatile.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying asset or indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or indicator may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying indicator is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If MFS attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the Fund and the issuer of the hybrid instrument, hybrid instruments are subject to the creditworthiness of the issuer of the hybrid instrument, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps by and to U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation Protected Securities (“TIPS”) currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a Fund may borrow money from and/or lend money to other Funds advised by MFS and for which MFD acts as the principal underwriter.  Any loans under the program will be set at an interest rate that is the average of the highest rate available to a lending fund from an investment in overnight repurchase agreements and the approximate lowest rate at which bank short-term loans would be available to a borrowing fund.  A borrowing fund may have to borrow from a bank at a higher rate if an interfund loan is called or not renewed.  Any delay in repayment of an interfund borrowing to a lending fund could result in lost investment opportunities or borrowing costs.

Inverse Floaters. Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floaters, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floater can be considerably more volatile than the value of other debt instruments of comparable maturity and quality. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.

Lending. The Fund may not lend any security or make any other loan, if as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to the purchase of debt instruments, money market instruments, repurchase agreements, loans, or other direct indebtedness.

Lending of Portfolio Securities. Portfolio securities may be lent to approved entities, including banks, broker/dealers and their affiliates, and would be required to be secured by collateral in cash, an irrevocable letter of credit, or U.S. Government securities maintained on a current basis at an amount typically equal to the market value of the securities loaned. When one party lends portfolio securities to another party, the lender has the right to call the loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the borrower pays the lender an amount equal to any interest or dividends received on the securities loaned. The lender also receives a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The lender does not, however, have the right to vote any securities having voting rights during the existence of the loan, but it can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. A Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest, through investment of cash collateral by the Fund or a fee. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the lender may not be able to recover the securities loaned or gain access to the collateral. These delays and costs could be greater for foreign securities. If the lender is not able to recover the securities loaned, the lender may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Leveraging. Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the Fund. Leverage can cause increased volatility by magnifying gains or losses.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness are interests in amounts owed by corporations, governmental or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods and services (trade claims and other receivables), or to other parties. Some loans may be unsecured in part or in full. Loans may be in default at the time of purchase. Loans that are fully secured should protect the purchaser to a greater extent than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there can be no assurance that the liquidation of collateral acquired in connection with the default of a secured loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Loans generally are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs or other corporate activities. Such loans typically are originated, negotiated and structured by a syndicate of lenders represented by an agent lender that has negotiated and structured the loan and that is responsible for collecting interest and principal payments and other amounts due on behalf of all of the lenders in the syndicate, and for enforcing the lenders’ rights against the borrower. Typically, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid when the loan is structured or funded and other fees paid on a continuing basis. The typical practice of an agent or a lender to rely exclusively or primarily on reports from the borrower involves a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator or similar official appointed for it by an appropriate authority, or if it becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent typically may be appointed by the lenders. If an appropriate authority determines that assets held by the agent for the benefit of lenders or purchasers of loans are subject to the claims of the agent’s general or secured creditors, then such lenders or purchasers might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Loans may be acquired by participating directly in a lending syndicate as a lender. Alternatively, loans or an interest in loans may be acquired by novation, by assignment or by participation from members of the lending syndicate or from other participants. In a novation or an assignment, the acquirer assumes all of the rights of the lender in the loan or of the participant in the participants’ portion of the loan and, in the case of a novation or an assignment from a member of the lending syndicate, becomes a party of record with respect to the loan. In a participation, the acquirer purchases a portion of the lender’s or the participants’ interest in the loan, but has no direct contractual relationship with the borrower. An investment in a loan by participation gives rise to several risks. The acquirer must rely on another party not only for the enforcement of the acquirer’s rights against the borrower, but also for the receipt and processing of principal, interest or other payments due under the loan and may be subject to the credit risk of the other party in addition to the borrower. The acquirer may be subject to delays, expenses, and risks that are greater than those that would be involved if the acquirer could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the acquirer may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the acquirer also may be subject to the risk that such seller could become insolvent. A participation agreement also may limit the rights of the acquirer to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.

Direct indebtedness includes trade or other claims against companies, which generally represent monies owed by such companies to suppliers of goods or services. Such claims may be purchased when such companies are in default.

The ability to receive payments of principal and interest on loans and other direct indebtedness will depend primarily on the financial condition of the borrower. Because an acquirer may be required to rely on another party to collect and to pass on to it amounts payable with respect to the loan or other direct indebtedness and to enforce the acquirer’s rights under the loan or other direct indebtedness, an insolvency, bankruptcy or reorganization of such other party may delay or prevent the acquirer from receiving such amounts. The highly leveraged nature of many loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

Revolving credit facilities and other standby financing commitments obligate the purchaser to fund additional cash on a certain date or on demand. A revolving credit facility differs from other types of financing commitments in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a purchaser to increase its investment in a company at a time when the purchaser might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans currently are not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Additionally, the supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or to the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be of lower quality or may have a higher price.

With respect to its management of investments in bank loans, MFS will normally seek to avoid receiving material, non-public information (“MNPI”) about the issuers of bank loans being considered for acquisition by the Fund or held by the Fund. In many instances, borrowers may offer to furnish MNPI to prospective investors, and to holders, of the issuer’s loans. MFS’ decision not to receive MNPI may place MFS at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, MFS’ ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that MFS’ decision not to receive MNPI under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive MNPI with respect to its management of investments in loans, MFS may from time to time come into possession of MNPI about the issuers of loans that may be held by the Fund. Possession of such information may in some instances occur despite MFS’ efforts to avoid such possession, but in other instances MFS may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, MFS’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on MFS’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Lower Quality Debt Instruments. Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments and, while generally expected to provide greater income than investments in higher quality debt instruments, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such instruments) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than higher quality debt instruments.  In addition, because yields vary over time, no specific level of income can ever be assured. These lower quality debt instruments generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market’s perception of their credit quality to a greater extent than higher quality debt instruments, which react primarily to fluctuations in the general level of interest rates (although these lower quality debt instruments are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and may do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. The market for these lower quality debt instruments may be less liquid than the market for investment grade debt instruments. Furthermore, the liquidity of these lower quality debt instruments may be affected by the market’s perception of their credit quality.

Instruments in the lowest tier of investment-grade debt instruments, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

See Appendix M for a description of bond ratings.

Money Market Instruments. Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security.

See Appendix M for a description of short-term debt instrument ratings.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying mortgages and the terms of the mortgage-backed security. Mortgage-backed securities are backed by different types of mortgages, including commercial and residential properties and reverse mortgages. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), and by private issuers, such as commercial banks, savings and loan institutions and mortgage companies. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation subject to general regulation by the Secretary of Housing and Urban Development.

Securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Private mortgage-backed securities represent interest in pass-through pools consisting of residential or commercial mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage companies. Private mortgage-backed securities may be subject to greater credit risk and be more volatile than government or government-related mortgage-backed securities. In addition, private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above.  Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities typically provide a monthly payment which consists of both interest and principal payments.  In effect, these payments generally are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, regulatory requirements, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities. A Fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-

backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, parallel pay CMOs planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Commercial mortgage-backed securities (CMBS) are a type of mortgage-backed security that are collateralized by a pool of commercial mortgage loans.  The bonds issued in a CMBS transaction are divided into groups, and each group of bonds is referred to as a “tranche.” Under a typical CMBS structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMBS issuance. The “fastest-pay” tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMBS structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities. The value of CMBS depend on the cash flow and volatility of the commercial loans, the volatility and reliability of cash flows associated with the commercial properties; the type, quality, and competitiveness of the commercial properties; the experience, reputation and capital resources of the borrower and the manager; the location of the commercial properties; the quality of the tenants; and the terms of the loan agreements.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.  SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage “Dollar Roll” Transactions. In mortgage “dollar roll” transactions, the investor sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the investor foregoes principal and interest paid on the mortgage-backed securities. The lost interest is compensated by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A commitment fee may also be received for participation in such transaction.

If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities that are required to be purchased in the future may decline below the agreed upon repurchase price of those securities. If the party to whom the securities are sold becomes insolvent, the right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investor’s ability to correctly predict interest rates and prepayments.

A dollar roll can be viewed as a borrowing.  If a Fund makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Municipal Instruments. Debt instruments issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, are known as “municipal instruments.” Generally, interest received on municipal instruments is exempt from federal income tax. The tax-exempt nature of the interest on a municipal instrument is generally the subject of a bond counsel opinion delivered in connection with the issuance of the instrument. There is no assurance that the IRS will agree with bond counsel’s opinion that such interest is tax-exempt or that the interest payments on such municipal instruments will continue to be tax exempt for the life of the municipal instrument. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the municipal instrument. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a municipal instrument could become federally taxable, possibly retroactively to the date the municipal instrument was issued and an investor may need to file an amended income tax return. Certain types of structured securities are designed so that tax exempt interest from municipal instruments held by the underlying entity will pass through to the holders of the structured security. There is no assurance that the IRS will agree that such interest is tax exempt.

The value of municipal instruments can be affected by changes in their actual or perceived credit quality.  The credit quality and ability to pay principal and interest when due of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security.  Municipal instruments generally trade in the over-the-counter market.

General obligation bonds are backed by the issuer’s pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited. Additionally, there may be limits as to the rate or amount of special assessments or taxes that can be levied to meet these obligations.

Some general obligation bonds are backed by both a pledge of a specific revenue source, such as a special assessment or tax and an issuer’s pledge of its full faith and credit and taxing power. Debt service from these general obligation bonds is typically paid first from the specific revenue source and second, if the specific revenue source is insufficient, from the general taxing power.

Revenue bonds are generally backed by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state’s or local government’s proportionate share of the payments from the Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Industrial development bonds, a type of revenue bond, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for a variety of purposes, including economic development, solid waste disposal, transportation, and pollution control. Although the principal security for revenue bonds is typically the revenues of the specific facility, project, company or system, many revenue bonds are secured by additional collateral in the form of a mortgage on the real estate comprising a specific facility, project or system, a lien on receivables and personal property, as well as the pledge of various reserve funds available to fund debt service, working capital, capital expenditures or other needs. Net revenues and other security pledged may be insufficient to pay principal and interest due which will cause the price of the bonds to decline. In some cases, revenue bonds issued by an authority are backed by a revenue stream unrelated to the issuer, such as a hotel occupancy tax, a sales tax, or a special assessment. In these cases, the ability of the authority to pay debt service is solely dependent on the revenue stream generated by the special tax. Furthermore, the taxes supporting such issues may be subject to legal limitations as to rate or amount.

Municipal insurance policies typically insure, subject to the satisfaction of the policy conditions and certain other restrictions, timely and scheduled payment of all principal and interest due on the underlying municipal instruments. Municipal insurance does not insure against market fluctuations which affect the price of a security.

The insurance may be obtained by either (i) the issuer at the time the municipal instrument is issued, commonly referred to as primary market insurance, or (ii) another party after the municipal instrument has been issued, commonly referred to as secondary market insurance.

The value of a municipal insurance policy is dependent on the financial strength of the issuer providing such insurance. As a result of ratings downgrades and withdrawals from the municipal insurance business over the last credit cycle, many municipal insurance policies may have little or no value.

Education. In general, there are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or a change in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry is highly regulated at both the state and federal level. There are generally two types of electric utilities: municipal owned and investor owned. Municipal owned utilities typically benefit from a monopoly position and self imposed rates, whereas investor owned utilities are typically subject to state and federal oversight for rates and/or subject to competition. Regardless of type, risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases thereby assisting utilities in recovering increasing energy costs, and (f) opposition to nuclear power.

Health Care. The health care industry includes providers such as hospitals, nursing homes, elderly retirement communities, and community health organizations.  It is subject to regulatory action by a number of governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. A second major source of revenues for the health care industry is payments from private insurance companies and health maintenance organizations. As such, any changes to and reductions in reimbursement rates from these entities for services provided could be detrimental to the revenues of the providers. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including for example, labor, malpractice insurance premiums and pharmaceutical products); and competition among health care providers. In the future, the following factors may adversely affect health care facility operations: national health reform adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds typically are issued by a state, county, or local housing authority and are secured by mortgage loan repayments. The proceeds of these bonds may be used to make mortgage loans for single-family housing, multi-family housing, or a combination of the two. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer, during the origination period. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, the scheduled payments of principal and interest depend in part upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors which may impact the borrower’s ability to pay debt service and may impair the value of the collateral securing the bonds, if any. These factors include satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends. Some authorities provide additional security for the bonds in the form of insurance, subsidies, additional collateral, or state pledges (without obligation) to make up deficiencies.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a single source of revenue --a state or jurisdiction’s proportionate share of periodic payments made by tobacco companies under the Master Settlement Agreement (the “MSA”) entered into by participating cigarette manufacturers, 46 states, and other jurisdictions in November of 1998 in settlement of certain smoking-related litigation. Annual payments on the bonds are dependent on the receipt by the issuer of future settlement payments under the MSA. These annual payments are subject to numerous adjustments. The actual amount of future settlement payments depends on annual domestic cigarette shipments, inflation, market share gains by non-participating cigarette manufacturers, the resolution of disputes between the states and participating tobacco companies regarding diligent enforcement of statutes requiring escrow payments from non-participating manufacturers and other factors. MSA adjustments may cause bonds to be repaid faster or slower than originally projected. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable.

Water and Sewer. Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

See Appendix M for a description of ratings.

Municipal Lease Obligations. Municipal lease obligations and participations in municipal leases are undivided interests in a portion of an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “lease obligations”). Generally lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Instead, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. As a result of this structure, municipal lease obligations are generally not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease obligations may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the lease obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of “non-appropriation,” municipal lease securities may not have as highly liquid a market as conventional municipal bonds. Furthermore, municipal lease obligations have the same risk characteristics as Municipal Instruments do generally.

Options. An option is a contract which conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying interest at a specific price (called the “exercise” or “strike” price) at one or more specific times before the option expires. The underlying interest of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument.  The seller of an option is called an option writer.  The purchase price of an option is called the premium.  The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs.  This will be the case, for example, if the option is held and not exercised prior to its expiration date.

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC options”).  Exchange traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price.  The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options.

All option contracts involve credit risk if the counterparty to the option contract fails to perform.  Credit risk is low in exchange traded options because the performance of the contract by the counterparty is backed by the clearing agency for the exchange on which the options are traded.  The credit risk in OTC options is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with exchange traded options.

When purchasing a put option, the purchaser obtains the right (but not the obligation) to sell a specific amount or value of a particular interest to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium.  The purchaser of a typical put option can expect to realize a gain if the price of the underlying interest falls. However, if the underlying interest’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a put option may terminate its position by allowing the option to expire, exercising the option or closing out its position in the secondary market at the option’s current price, if a liquid secondary market exists.  If the option is allowed to expire, the purchaser will lose the entire premium.  If the option is exercised, the purchaser would complete the sale of the underlying interest to the option writer at the strike price.

When purchasing a call option, the purchaser obtains the right (but not the obligation) to purchase a specified amount or value of a particular interest from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium.  The purchaser of a typical call option can expect to realize a gain if the price of the underlying interest rises. However, if the underlying interest’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular interest at the strike price if the purchaser of the option chooses to exercise it.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser.  If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium.  The option writer,  however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written,  is equal to the amount the option is “in-the-money” when the option is exercised.  A call option is in-the-money if the value of the underlying interest exceeds the strike price of the option.  A put option is in-the-money if the strike price of the option exceeds the value of the underlying interest.  Generally, any profit realized by an option purchaser represents a loss for the option writer.  The writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option in the same manner as if the writer were entering into a futures contract.

The writer of a put option may seek to terminate a position in the put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying interest when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying interest at the time the option is exercised and the fixed exercise price of the option.  In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying interest at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying interest at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time.  A spread involves being both the buyer and writer of the same type of option on the same underlying interest but different exercise prices and/or expiration dates.  A straddle consists of purchasing or writing both a put and a call on the same underlying interest with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying interest in relation to the exercise price of the option, the volatility of the underlying interest and the remaining period to the expiration date.

If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.  Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

Potential Conflict of Interest Risk. In managing an MFS Fund-of-Funds, MFS is subject to potential conflicts of interest in selecting and substituting underlying funds for which it is the adviser (e.g., because the management fees paid by some underlying funds are higher than the management fees paid by other underlying funds). However, MFS is legally obligated to act in the best interests of the MFS Fund-of-Fund when selecting underlying funds.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer and is therefore subject to the same risks as other equity securities.  Preferred stock has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, but is junior to the interests of the debt instruments of the issuer. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. The level of “auction rate” dividends are reset periodically through an auction process. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. The value of preferred stock is sensitive to changes in interest rates and to changes in the issuer’s credit quality.

Real Estate-Related Investments. Investment in real estate-related investments or derivatives whose value is based on real estate related indicators are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments.

Repurchase Agreements. A repurchase agreement is an agreement under which a buyer would acquire a security for a relatively short period of time (usually not more than a week) subject to the obligation of the seller to repurchase and the buyer to resell such security at a fixed time and price (representing the buyer’s cost plus interest).  The buyer bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the buyer is delayed or prevented from exercising its rights to dispose of the collateral.  This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Restricted securities are securities that are subject to legal restrictions on their resale. Difficulty in selling securities may result in a loss or be costly to an investor. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, an investor sells securities and receives cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the investor. Unless the appreciation and income on assets purchased with proceeds from reverse repurchase agreements exceed the costs associated with them, the investor’s performance is lower than it otherwise would have been.  A reverse repurchase agreement can be viewed as a borrowing.  If a Fund makes additional investments with the proceeds while a reverse repurchase agreement is outstanding, this may be considered a form of leverage.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, exchange-traded funds, business development companies, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but involve additional expenses at the investment company-level, such as a proportionate share of portfolio management fees and operating expenses. A Fund may invest in an affiliated money market fund. Certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV) per share. Unregistered investment companies are subject to less regulation. The extent to which a Fund can invest in securities of other investment companies is limited by the Investment Company Act of 1940.

Short Sales. A seller may make short sales that are made “against the box” and also those that are not made “against the box.”  A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. In addition, a fund may need to sell other investments to meet its short sale obligations at a time when it would not otherwise do so. The price at such time may be more or less than the price at which the security was sold by the seller. To the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the security sold. The seller also will incur transaction costs in effecting short sales.

The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited.  The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales “against the box,” i.e., when a security identical to one owned by the seller is borrowed and sold short. If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities.  Structured securities (also called “structured notes”) are debt instruments, the interest rate or principal of which is determined by an unrelated indicator.  The value of the principal of and/or interest on structured securities is determined by reference to the value of one or more underlying indicators or the difference between underlying indicators.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index.  If MFS attempts to use a structured security as a hedge against, or as a substitute for, a portfolio investment, the structured security may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving structured securities can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Structured securities may also be subject to liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments.  In addition, because the purchase and sale of structured securities takes place in an over-the-counter market, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. If the counterparty defaults, the other party’s risk of loss consists of the amount of payments that the non-defaulting party is contractually entitled to receive.

Swaps.  A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include “caps,” “floors,” “collars” and options on swaps, or “swaptions.”  A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount).  A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor.  A swaption is an option to enter into a swap agreement.

Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can be closed out by physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement.  For example, in a typical credit default swap on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Legislation has been enacted that will result in numerous regulatory changes related to swaps, including margin, clearing, trading, and reporting requirements. These regulatory changes could materially and adversely affect the ability of the Fund to buy or sell swaps and increase the cost of swaps. In the future, swaps will be required to be subject to initial as well as variation margin requirements. Initial margin is typically calculated as a percentage of the swap’s notional amount. Additional variation margin will be required based on changes in the daily market value of the swap.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, because the purchase and sale of certain swaps take place in an over-the-counter market and are not centrally cleared, these are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. For these types of swaps, if the counterparty defaults, the other party’s risk of loss generally consists of the net amount of gains that the non-defaulting party is contractually entitled to receive minus any margin deposited by the defaulting party.

Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the FCM if the FCM breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the FCM, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the investor.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of swaps is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

Temporary Defensive Positions. In response to adverse market, economic, political, or other conditions, MFS may depart from its investment strategies for a Fund by temporarily investing for defensive purposes. MFS may invest a large portion or all of a Fund’s assets in cash (including foreign currency) or cash equivalents, including, but not limited to, an affiliated money market fund, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

Tender Option Bonds. Tender option bonds are created when municipal instruments are transferred to a special purpose trust which issues two classes of certificates.  The first class, commonly called floating rate certificates, pays an interest rate that is typically reset weekly based on a specified index.  The second class, commonly called inverse floaters, pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floating rate certificates, after expenses.

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated.  If a Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage.

Variable and Floating Rate Securities. Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that may change with changes to the level of prevailing interest rates or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

Zero Coupon Bonds, Deferred Interest Bonds, and Payment-In-Kind Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments may involve greater credit risks and may experience greater volatility than debt instruments which pay interest in cash currently.

APPENDIX I - INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions which cannot be changed without the approval of a Majority Shareholder Vote.  In addition, each Fund has adopted the following non-fundamental policy, which may be changed without shareholder approval.

MFS Blended Research Small Cap Equity Portfolio

As fundamental investment restrictions, the Fund:

1.               May not borrow money or issue senior securities except to the extent permitted by the 1940 Act.

2.               May not underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

3.               May not make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, and transactions in repurchase agreements.

4.               May purchase or sell real estate or commodities to the extent not prohibited by applicable laws.

5.               May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund will not:

1.               Invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund’s fundamental investment restriction no. 1 and the Fund’s non-fundamental policy no. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

MFS Global Real Estate Portfolio

As fundamental investment restrictions, the Fund:

1.               May not borrow money or issue senior securities except to the extent permitted by the 1940 Act.

2.               May not underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

3.               May not make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, and transactions in repurchase agreements.

4.               May purchase or sell real estate or commodities to the extent not prohibited by applicable laws.

5.               Will invest at least 25% of its total assets in issuers in the industries in the real estate sector.

As a non-fundamental policy, the Fund will not:

1.               Invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund’s fundamental investment restriction no. 1 and the Fund’s non-fundamental policy no. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

MFS Conservative Allocation Portfolio, MFS Growth Allocation Portfolio, MFS Inflation-Adjusted Bond Portfolio, MFS Limited Maturity Portfolio, MFS Mid Cap Value Portfolio, MFS Moderate Allocation Portfolio, and MFS New Discovery Value Portfolio

As fundamental investment restrictions, each Fund:

1.               May not borrow money or issue senior securities except to the extent permitted by the 1940 Act.

2.               May not underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

3.               May not make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, including loans and interests in loans, whether acquired upon original issuance or in secondary market transactions, and transactions in repurchase agreements.

4.               May purchase or sell real estate or commodities to the extent not prohibited by applicable laws.

5.               May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, each Fund will not:

1.               Invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for each Fund’s fundamental investment restriction no. 1 and each Fund’s non-fundamental policy no. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

APPENDIX J – FINANCIAL INTERMEDIARY COMPENSATION

Insurance companies and plan sponsors to whom shares of the Funds are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the Funds and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) with respect to service class shares only, in the form of ongoing asset-based compensation paid by MFD based on Rule 12b-1 (“Distribution Plan”) distribution and service payments received by MFD from the Funds, and (ii) with respect to each class, in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources. In addition, Financial Intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

To the extent financial intermediaries receiving such payments purchase shares of the Fund on behalf of their clients, MFD benefits from increased management and other fees with respect to those assets.

The types of payments described above are not exclusive. Accordingly, Financial Intermediaries may receive payments under all or any combination of the above-referenced categories. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold, and among Financial Intermediaries. The amount of compensation that MFD pays a Financial Intermediary can be significant. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation. In addition, the payments received by a financial intermediary may exceed the cost to the financial intermediary of selling the Fund and/or servicing the shareholder accounts.

Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this Statement of Additional Information. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. These payments may provide additional incentives to Financial Intermediaries to actively promote the Funds or cooperate with MFD’s promotional efforts. Financial Intermediaries may categorize or disclose these payments or services differently than MFD. Financial Intermediaries that market a Fund (or their affiliates) may also act as brokers or dealers in connection with a Fund’s purchase or sale of portfolio securities. However, the Trust and MFS do not consider a Financial Intermediary’s purchases of shares of a Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Distribution Plan Distribution Fees

Financial Intermediaries may receive all or a portion of the Distribution Plan distribution and service fees as described under “Distribution Plan.”

Other MFD Payments

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS Funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support.  MFD compensates Financial Intermediaries differently based on criteria established by MFD from time to time that considers, among other factors, the level, and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship to the Financial Intermediary.

MFD may make payments out of its own additional resources to Financial Intermediaries for marketing support and administrative services, which services may include one or more of the following opportunities:  to participate in the Financial Intermediary’s distribution network; business planning assistance; educating Financial Intermediary personnel about the Funds; assisting with Beneficial Owners’ financial planning; access to sales meetings, sales representatives and management representatives of the Financial Intermediary; maintaining separate records reflecting the shares purchased and redeemed and share balances by Beneficial Owners; maintaining a single master account with the Trust’s transfer agent on behalf of Beneficial Owners; disbursing or crediting all proceeds of redemptions of shares of a Fund and all dividends and other distributions not reinvested in shares of a Fund; preparing and transmitting to Beneficial Owners periodic account statements and the dividends and other distributions paid to Beneficial Owners during the statement period, as well as other statements required by law; transmitting to the Trust’s transfer agent purchase, exchange and redemption orders on behalf of Beneficial Owners in accordance with specified procedures; and providing to the Trust, MFD or any of their designated agents such periodic reports as will be reasonably requested to enable any of the Funds and MFD to comply with state registration requirements.

Set forth below is a list of Financial Intermediaries to which MFD expects (as of December 8, 2012) to make such payments with respect to the Funds:

SunLife Assurance Company of Canada (U.S)

SunLife Assurance and Annuity Company of New York

Payments may also be made to affiliates of these Financial Intermediaries. Any additions, modifications, or deletions to the Financial Intermediaries identified above that have occurred since December 8, 2012, are not reflected.

From time to time, MFD, from MFD’s own additional resources, may make additional payments to Financial Intermediaries that sell or arrange for the sale of shares of the Funds. Such payments by MFD may include payment or reimbursement to, or on behalf of, Financial Intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, printing and mailing of Fund documents, reports, and marketing materials, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal securities or state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority. MFD makes payments for events or entertainment it deems appropriate, subject to MFD guidelines and applicable law. These payments may vary depending upon the nature of the event.

APPENDIX K - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Brokerage Commissions

The following brokerage commissions were paid by the Funds for the fiscal year ended December 31:

	Total Commissions Paid During
Fund	2011	2010	2009
MFS Blended Research Small Cap Equity Portfolio	$61,089	$383,659	$519,843
MFS Conservative Allocation Portfolio	$0	$0	$0
MFS Global Real Estate Portfolio	$155,256	$306,692	$739,807
MFS Growth Allocation Portfolio	$0	$0	$0
MFS Inflation-Adjusted Bond Portfolio	$61,669	$41,008	$10,649
MFS Limited Maturity Portfolio	$101,142	$38,563	$47,408
MFS Mid Cap Value Portfolio	$16,491	$18,154	$196,100
MFS Moderate Allocation Portfolio	$0	$0	$0
MFS New Discovery Value Portfolio	$61,140	$142,075	$82,287

Securities Issued by Regular Broker-Dealers

During the fiscal year ended December 31, 2011, certain Funds purchased securities issued by the following regular broker-dealers of those Funds, and the following table sets forth the value of each Fund’s aggregate holdings of the securities of each such issuer as of December 31, 2011:

Fund	Broker-Dealer	Value of Securities
MFS Blended Research Small Cap Equity Portfolio	Stifel Financial Corp	$291,687

MFS Limited Maturity Portfolio	JP Morgan Chase & Co.	$11,646,005
	Credit Suisse Group AG	$7,839,496
	Morgan Stanley	$4,881,482
	Bank of America Corp.	$5,240,567
	Citigroup, Inc.	$33,253,390
	Wells Fargo & Co.	$11,452,604
	Royal Bank of Scotland PLC	$16,898,842
	UBS AG	$4,013,894

Transactions with Research Firms

During the fiscal year ended December 31, 2011, the following Fund directed brokerage transactions to a broker in recognition of third party research services provided to the Fund’s prior adviser or prior sub-adviser.

Fund	Principal Amount of Transactions	Commissions Paid in Transactions
MFS New Discovery Value Portfolio	$17,159,723	$24,854

APPENDIX L - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

Name of Recipient	Purpose of Disclosure
Abel Noser Corp.	Analytical Tool
Atos	IT Client Services and Desktop Architecture
MSCI BARRA, Inc.	Analytical Tool
Bloomberg, L.P.	Analytical Tool
Board of Trustees	Fund Governance
CDS/Computer	Software Vendor
Checkfree	Software Vendor
Cogent Consulting	Consultant
Compass Advisory Board to MFS	Transition Oversight
Deloitte & Touche LLP	Independent Registered Public Accounting Firm
eA Data Automation Services, LLC	Data Formatting and Organization Service
Eagle Investment Systems Corp	Accounting System
FactSet Research Systems Inc.	Analytical Tool
GainsKeeper, Inc.	Accounting System
Global Trading Analytics, LLC	Analytical Tool
Institutional Shareholder Services Inc.	Proxy Service Provider
Investor Tools Perform	Analytical Tool
ITG, Inc.	Analytical Tool
Lipper Inc.	Publication Preparation
Markit Group	Pricing Service
Massachusetts Financial Services Co.	Fund Management
MFS Fund Distributors, Inc.	Fund Distribution
OMGEO LLC	Software Vendor
MSCI Riskmetrics	Risk Management Tool
Ropes & Gray LLP	Legal Counsel
RR Donnelley	Typesetting and Printing Services
Saloman Analytics Inc.	Analytical Tool
Standard & Poor’s Securities Evaluations Services	Fund Pricing
State Street Bank and Trust Company	Custodian
Sullivan & Worcester	Legal Counsel to Compass Advisory Board to MFS
Wilshire Analytics/Axiom	Analytical Tool

This list is current as of December 8, 2012, and any additions, modifications or deletions to the list that have occurred since December 8, 2012, are not reflected.

APPENDIX M - DESCRIPTION OF RATINGS

The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Excerpts From Moody’s Investors Services Description of its Ratings

Moody’s Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Excerpts From Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., Description of its Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C The ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payments arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or where preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D  A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made with any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Excerpts from Fitch Ratings Description of its Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk.

Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Exceptionally high levels of credit risk.

Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a “C” category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major ratings categories. Such suffixes are not added to the “AAA” Long-Term IDR category or to Long-Term IDR categories below “B”.

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1:  Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:  Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3:  Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B:  Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:  High short-term default risk.

Default is a real possibility.

RD:  Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:  Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

(617) 954-5000

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116

(617) 954-5000

Shareholder Servicing Agent

MFS Service Center, Inc.

P.O. Box 55824, Boston, MA 02205-5824

Toll free:  1-877-411-3325

PART C. OTHER INFORMATION

Item 28. EXHIBITS

(a)(1)	Agreement and Declaration of Trust, dated July 13, 1998(1)
(a)(2)	Amendment to the Agreement and Declaration of Trust, dated June 8, 1999(4)
(a)(3)	Amendment to the Agreement and Declaration of Trust, dated December 11, 2003(9)
(a)(4)	Amendment to the Agreement and Declaration of Trust, dated August 16, 2005(13)

(a)(5)	Form of Amended and Restated Declaration of Trust(25)

(b)(1)	By-Laws, dated July 13, 1998(1)
(b)(2)	Amendment to By-Laws, dated May 15, 2003(13)
(b)(3)	Amendment to By-Laws, dated August 16, 2005(13)

(b)(4)	Form of Amendment to By-Laws(25)

(c)	The Agreement and Declaration of Trust and the Trust’s By-Laws, each as amended and filed as Exhibits (a) and (b) to this Registration Statement, are incorporated by reference herein.
(d)(1)

Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)(2)

(d)(2)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)(13)
(d)(3)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC WMC Blue Chip Mid Cap Fund (formerly SC Blue Chip Mid Cap Fund)(13)

(d)(4)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund(13)
(d)(5)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund(13)

(d)(6)

Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Large Cap Index Fund (formerly Sun Capital All Cap Fund and SC Oppenheimer Large Cap Core Fund)(13)

(d)(7)

Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Small Cap Index Fund (formerly SC Value Small Cap Fund and SC Oppenheimer Main Street Small Cap Fund)(13)

(d)(8)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund (formerly SC FI Large Cap Growth Fund)(14)
(d)(9)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Wellington Management Company and Sun Capital Advisers Trust, on behalf of its series, SC WMC Large Cap Growth Fund(20)

(d)(10)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund(18)
(d)(11)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Lord, Abbett & Co. LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund(18)

(d)(12)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund(18)
(d)(13)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund(18)

(d)(14)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund(18)
(d)(15)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund(18)

(d)(16)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund(18)

(d)(17)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund(18)

(d)(18)

Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund(20)

(d)(19)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Ibbotson Associates, Inc and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund(20)

(d)(20)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Columbia Small Cap Value Fund (formerly SC Dreman Small Cap Value Fund)(20)
(d)(21)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Columbia Management Investment Advisers, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC Columbia Small Cap Value Fund(21)

(d)(22)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund (formerly SC AIM Small Cap Growth Fund)(20)
(d)(23)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Invesco Aim Advisors, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Invesco Small Cap Growth Fund(20)

(d)(24)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund(20)
(d)(25)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, AllianceBernstein L.P., and Sun Capital Advisers Trust, on behalf of its series, SC AllianceBernstein International Value Fund(20)

(d)(26)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund(20)
(d)(27)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO Total Return Fund(20)

(d)(28)	Investment Advisory Agreement and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund(20)
(d)(29)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Financial Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Inflation Protected Bond Fund(20)

(d)(30)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund(20)
(d)(31)	Amendment to Investment Advisory and Management Agreement by and among Sun Capital Advisers LLC and Sun Capital Advisers Trust on behalf of its series, SC Goldman Sachs Short Duration Fund(20)
(d)(32)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Investment Management, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Small Cap Index Fund(22)

(d)(33)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Investment Management, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Large Cap Index Fund(22)

(d)(34)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock International Index Fund(22)
(d)(35)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, BlackRock Investment Management, LLC, and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock International Index Fund(22)

(d)(36)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Tactical Opportunities Fund(22)
(d)(37)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Ibbotson Associates, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Ibbotson Tactical Opportunities Fund(22)

(d)(38)	Amended and Restated Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun

Capital Advisers Trust, on behalf of its series, SC BlackRock Large Cap Index Fund (formerly Sun Capital All Cap Fund and SC Oppenheimer Large Cap Core Fund)(22)
(d)(39)

Amended and Restated Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC BlackRock Small Cap Index Fund (formerly SC Value Small Cap Fund and SC Oppenheimer Main Street Small Cap Fund)(22)

(d)(40)

Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Massachusetts Financial Services Company, and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Global Real Estate Fund(23)

(d)(41)

Form of Investment Advisory Agreement by and between Massachusetts Financial Services Company and MFS Variable Insurance Trust III (formerly, Sun Capital Advisers Trust), on behalf of its series, MFS Global Real Estate Portfolio (formerly, Sun Capital Global Real Estate Fund), MFS Inflation-Adjusted Bond Portfolio (formerly, SC BlackRock Inflation Protected Bond Fund), MFS Blended Research Small Cap Equity Portfolio (formerly, SC BlackRock Small Cap Index Fund), MFS New Discovery Value Portfolio (formerly, SC Columbia Small Cap Value Fund), MFS Limited Maturity Portfolio (formerly, SC Goldman Sachs Short Duration Fund), MFS Mid Cap Value Portfolio (formerly, SC Goldman Sachs Mid Cap Value Fund), MFS Moderate Allocation Portfolio (formerly, SC Ibbotson Balanced Fund), MFS Conservative Allocation Portfolio (formerly, SC Ibbotson Conservative Fund) and MFS Growth Allocation Portfolio (formerly, SC Ibbotson Growth Fund)(*)

(e)(1)	Underwriting Agreement(11)
(e)(2)	Amendment No. 1 to Underwriting Agreement(13)
(e)(3)	Amendment No. 2 to Underwriting Agreement(21)
(e)(4)	Amendment No. 3 to Underwriting Agreement(21)
(e)(5)	Amendment No. 4 to Underwriting Agreement(22)
(e)(6)	Amendment No. 5 to Underwriting Agreement(22)

(e)(7)	Form of Distribution Agreement(25)

(f)	Not Applicable
(g)(1)	Custody Agreement(3)

(g)(2)	Form of Custody Agreement(25)
(g)(3)	Form of Fund Accounting Agreement(25)

(h)(1)	Administration Agreement(3)
(h)(2)	Transfer Agency and Shareholder Service Agreement(3)
(h)(3)	Amended and Restated Expense Limitation Agreement(23)
(h)(4)	Servicing Agreement between Sun Life Assurance Company (U.S.) and Clarendon Insurance Agency, Inc.(12)
(h)(5)	Amendment No. 1 to Servicing Agreement between Sun Life Assurance Company (U.S.) and Clarendon Insurance Agency, Inc.(22)
(h)(6)	Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc.(18)
(h)(7)	Amendment No. 1 to Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc.(22)

(h)(8)	Form of Administration Agreement(25)
(h)(9)	Form of Shareholder Servicing Agreement(25)

(i)(1)	Opinion and Consent of Counsel dated November 4, 1998(2)
(i)(2)	Opinion and Consent of Counsel dated September 12, 2008(19)
(i)(3)	Opinion and Consent of Counsel dated November 10, 2010(22)

(i)(4)	Consent of Counsel dated September 27, 2012(*)
(j)	Not Applicable

(k)	Not Applicable
(l)(1)	Share Purchase Agreement for Money Market Fund(2)
(l)(2)	Share Purchase Agreement for Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)(2)
(l)(3)	Share Purchase Agreement for Sun Capital Investment Grade Bond Fund(2)

(m)(1)	Revised Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act(22)
(m)(2)	Form of Amended and Restated Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act(25)
(n)(1)	Plan Pursuant to Rule 18f-3 Under the 1940 Act(11)
(n)(2)	Form of Plan Pursuant to Rule 18f-3 under the 1940 Act(25)

(o)	Not Applicable
(p)(1)	Code of Ethics of Sun Capital Advisers Trust(23)

(p)(2)	Revised Code of Ethics of Sun Capital Advisers LLC(24)

(p)(3)	Code of Ethics of Wellington Management Company, LLP(10)
(p)(4)	Code of Ethics of Davis Selected Advisers, L.P.(10)

(p)(5)	Code of Ethics of Lord, Abbett & Co. LLC(24)

(p)(6)	Code of Ethics of Goldman Sachs Asset Management, L.P.(15)
(p)(7)	Code of Ethics of Pacific Investment Management Company LLC(15)
(p)(8)	Code of Ethics of Ibbotson Associates, Inc.(20)

(p)(9)	Code of Ethics of Invesco Advisers, Inc.(24)

(p)(10)	Code of Ethics of AllianceBernstein L.P.(20)
(p)(11)	Code of Ethics of BlackRock Financial Management, Inc.(20)
(p)(12)	Sun Capital Advisers LLC Code of Ethics for Non-Investment Executives(20)
(p)(13)	Code of Ethics of Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC)(21)
(p)(14)	Code of Ethics of BlackRock Investment Management, LLC(22)
(p)(15)	Code of Ethics of Massachusetts Financial Services Company(23)
(q)(1)	Power of Attorney (Castellano)(23)
(q)(2)	Power of Attorney (Donnelly)(23)
(q)(3)	Power of Attorney (Driscoll)(23)
(q)(4)	Power of Attorney (Searcy)(23)
(q)(5)	Power of Attorney (Metelitsa)(22)
(q)(6)	Power of Attorney (Davis)(23)
(q)(7)	Power of Attorney (Fox)(23)
(q)(8)	Power of Attorney (Kosel)(23)

(q)(9)	Consents of Trustee Nominees(*)

(1)	Filed as an exhibit to Registrant’s Registration Statement on July 15, 1998 and incorporated by reference herein.
(2)	Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
(3)	Filed as an exhibit to Post-Effective Amendment No. 1 on April 27, 1999 and incorporated by reference herein.
(4)	Filed as an exhibit to Post-Effective Amendment No. 2 on June 17, 1999 and incorporated by reference herein.
(5)	Filed as an exhibit to Post-Effective Amendment No. 4 on February 16, 2000 and incorporated by reference herein.
(6)	Filed as an exhibit to Post-Effective Amendment No. 8 on November 30, 2001 and incorporated by reference herein.
(7)	Filed as an exhibit to Post-Effective Amendment No. 10 on April 30, 2003 and incorporated by reference herein.
(8)	Filed as an exhibit to Post-Effective Amendment No. 11 on November 23, 2003 and incorporated by reference herein.
(9)	Filed as an exhibit to Post-Effective Amendment No. 12 on April 29, 2004 and incorporated by reference herein.
(10)	Filed as an exhibit to Post-Effective Amendment No. 13 on February 28, 2005 and incorporated by reference herein.
(11)	Filed as an exhibit to Post-Effective Amendment No. 14 on April 29, 2005 and incorporated by reference herein.
(12)	Filed as an exhibit to Post-Effective Amendment No. 15 on February 15, 2006 and incorporated by reference herein.
(13)	Filed as an exhibit to Post-Effective Amendment No. 16 on April 28, 2006 and incorporated by reference herein.
(14)	Filed as an exhibit to Post-Effective Amendment No. 17 on April 30, 2007 and incorporated by reference herein.
(15)	Filed as an exhibit to Post-Effective Amendment No. 18 on July 2, 2007 and incorporated by reference herein.
(16)	Filed as an exhibit to Post-Effective Amendment No. 19 on September 17, 2007 and incorporated by reference herein.
(17)	Filed as an exhibit to Post-Effective Amendment No. 21 on April 28, 2008 and incorporated by reference herein.

(18)	Filed as an exhibit to Post-Effective Amendment No. 22 on June 27, 2008 and incorporated by reference herein.
(19)	Filed as an exhibit to Post-Effective Amendment No. 23 on September 12, 2008 and incorporated by reference herein.
(20)	Filed as an exhibit to Post-Effective Amendment No. 24 on February 27, 2009 and incorporated by reference herein.
(21)	Filed as an exhibit to Post-Effective Amendment No. 26 on April 30, 2010 and incorporated by reference herein.
(22)	Filed as an exhibit to Post-Effective Amendment No. 28 on November 12, 2010 and incorporated by reference herein.
(23)	Filed as an exhibit to Post-Effective Amendment No. 30 on April 28, 2011 and incorporated by reference herein.

(24)	Filed as an exhibit to Post-Effective Amendment No. 32 on April 27, 2012 and incorporated by reference herein.
(25)	To be provided by Amendment.

(*)	Filed herewith.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Shares of the SC Ibbotson Tactical Opportunities Fund are offered and sold only to SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund, each a series of the Trust.  Thus, at any one time, one or more of these three funds may own more than 25% of the outstanding shares of the Fund.  As a result, one or more of these funds, and thus also Sun Capital Advisers LLC, might be considered to control this Fund.  Shares of the fund will be voted by these funds in accordance with procedures approved by the Trustees of the Trust.

Item 30. INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified in their capacity as such.

Under the Agreement and Declaration of Trust, dated July 13, 1998, as amended from time to time, establishing the Registrant as a Delaware statutory trust, Article IV, Section 3 provides indemnification for the Registrant’s trustees and officers except that no trustee or officer will be indemnified against any liability to which the trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Registrant’s trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.  Registrant’s independent trustees are also insured under an independent trustees liability insurance policy for certain liabilities incurred by reason of negligent errors and omissions committed in their capacities as such and not otherwise covered by the errors and omissions policy.  Registrant and Registrant’s independent trustees may be entitled to indemnification from the adviser for liabilities related to certain liquidated funds of the Registrant, provided that such liabilities do not arise from the independent trustees’ willful malfeasance, bad faith, gross negligence or reckless disregard of their duties, and provided that such liabilities are not reimbursed by insurance.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Sun Capital Advisers LLC (the “investment adviser”) is indemnified against certain liabilities it may incur in its official capacity as investment adviser to certain subadvised series of the Registrant, including SC Davis Venture

Value Fund, SC BlackRock Large Cap Index Fund, SC BlackRock Small Cap Index Fund, SC WMC Large Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund, SC Lord Abbett Growth & Income Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, SC Ibbotson Conservative Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund, SC AllianceBernstein International Value Fund, SC PIMCO Total Return Fund, SC BlackRock Inflation Protected Bond Fund, SC BlackRock International Index Fund, SC Ibbotson Tactical Opportunities Fund and Sun Capital Global Real Estate Fund (each, a “fund” and, collectively, the “funds,” except where explicitly noted otherwise), each as subadvised, respectively, by Davis Selected Advisers, L.P.,  BlackRock Investment Management, LLC, BlackRock Investment Management, LLC, Wellington Management Company, LLP, Wellington Management Company, LLP, Lord, Abbett & Co. LLC, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management, L.P., Pacific Investment Management Company LLC, Ibbotson Associates, Inc., Ibbotson Associates, Inc., Ibbotson Associates, Inc., Columbia Management Investment Advisers, LLC, Invesco Advisers, Inc., AllianceBernstein L.P., Pacific Investment Management Company, LLC, BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, Ibbotson Associates, Inc. and Massachusetts Financial Services Company (each, a “subadviser” and, collectively, the “subadvisers,” except where explicitly noted otherwise).

Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a given fund.  Such indemnification of a subadviser or the investment adviser is provided in the subadvisory agreement entered into on behalf of each fund, between its subadviser, the investment adviser, and the Registrant (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”).  The general effect of these subadvisory agreements is described in the following paragraphs, with terms and conditions applicable to only certain funds noted as such.

Under the subadvisory agreements, a subadviser will not be liable for any loss sustained by reason of the adoption of any investment policy, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, a subadviser will not be liable for any act or omission including but not limited to such adoption, or the purchase, sale, or retention of any security on the recommendation of the subadviser, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm, or corporation shall have been selected, with due care and in good faith; but nothing herein contained will be construed to protect the subadviser against any liability to the investment adviser, the fund or its shareholders by reason of: (a) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the Registrant’s board of trustees or the investment adviser and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the receipt of which is acknowledged in writing by that subadviser; (b) the subadviser’s causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund generally in the performance of its duties just described or its reckless disregard of its obligations and duties under the subadvisory agreement.

In addition, in regards to SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, notwithstanding the forgoing, the subadviser shall not be liable to the investment adviser, the fund or its shareholders for any losses that may be sustained as a result of delays or inaccuracy of information about the fund provided to the subadviser by or on behalf of the investment adviser or the fund’s custodian.

Under the subadvisory agreements, the subadviser will indemnify and hold harmless the investment adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s  acts or omissions specified in (a), (b) or (c) above, any breach of any duty or warranty in the subadvisory agreement by the subadviser, or, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the subadviser’s causing the fund to be in violation of any applicable investment policy or restriction of the subadviser, provided, however, that nothing herein contained will provide indemnity to any indemnified person for liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Under the subadvisory agreements, the investment adviser shall indemnify and hold harmless the subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the investment adviser’s willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the investment adviser or any inaccuracy of any representation by the investment adviser made in connection with the subadvisory agreement, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, (z) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the investment adviser, provided, however, that nothing herein contained will provide indemnity to the subadviser from liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties (or, in regards to SC Columbia Small Cap Value Fund, in the performance of its obligations and duties or reckless disregard of such obligations and duties, or any breach of any duty or warranty under the subadvisory agreement or the investment advisory agreement).

Item 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant’s investment adviser, Sun Capital Advisers LLC, (File No. 801-39938) and the subadvisers to certain of its series, Davis Selected Advisers, L.P. (File No. 801-31648), Goldman Sachs Asset Management, L.P. (File No. 801-37591), Lord, Abbett & Co. LLC (File No. 801-6997), Pacific Investment Management Company LLC (File No. 801-48187), Wellington Management Company LLP (File No. 801-15908), Ibbotson Associates, Inc. (File No. 801-57505), Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (File No. 801-25943), Invesco Advisers, Inc. (File No. 801-12313), AllianceBernstein L.P. (File No. 801-56720), BlackRock Financial Management, Inc. (File No. 801-48433), BlackRock Investment Management, LLC (File No. 801-56972), and Massachusetts Financial Services Company (File No. 801-17352).

Item 32. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)

Name and Principal	Position and Offices	Position and Offices
Business Address*	with Underwriter	with Registrant

Scott M. Davis	Director	Trustee
Larry Richard Madge	Director	None
Kenneth Allen McCullum	President and Director	None
Kerri R. Ansello	Secretary	None
Jane F. Jette	Financial/Operations Principal and Treasurer	None
Kathleen T. Baron	Chief Compliance Officer	None
William T. Evers	Assistant Vice President and Senior Counsel	None
Michelle A. Greco	Senior Counsel	None
Michael S. Bloom	Assistant Secretary	None
Maryellen Percuoco	Assistant Secretary	None
Paul Finnegan	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Officer

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Not applicable.

Item 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant and Sun Capital Advisers LLC, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, Goldman Sachs Asset Management, L.P. at 32 Old Slip, New York, NY 10005, Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, NJ 07302-3973, Pacific Investment Management Company LLC at 840 Newport Center Drive, Newport Beach, CA 92660, Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109, Ibbotson Associates, Inc. at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601-7676, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) at 100 Federal Street, Boston, MA 02110, Invesco Advisers, Inc. at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, AllianceBernstein L.P. at 1345 Avenue of the Americas, New York, New York 10105, BlackRock Financial Management, Inc. at 40 East 52nd Street, New York, New York 10022, and BlackRock Investment Management, LLC at 800 Scudders Mill Road, Plainsboro, NJ 08536, and Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116.  Records relating to the duties of the Registrant’s custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 34. MANAGEMENT SERVICES

Not applicable.

Item 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 34 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 27th day of September, 2012.

SUN CAPITAL ADVISERS TRUST

By:	/s/ John T. Donnelly
John T. Donnelly
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 34 has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	/s/ John T. Donnelly	President	September 27, 2012
	John T. Donnelly	and Trustee

	/s/ Lena Metelitsa	Chief Financial Officer	September 27, 2012
Lena Metelitsa

	Michael P. Castellano*	Trustee
Michael P. Castellano

	Scott M. Davis*	Trustee
Scott M. Davis

	Dawn-Marie Driscoll*	Trustee
Dawn-Marie Driscoll

	Keith R. Fox*	Trustee
Keith R. Fox

	Carol A. Kosel*	Trustee
Carol A. Kosel

	William N. Searcy*	Trustee
William N. Searcy

*By:	/s/ Lena Metelitsa		September 27, 2012
Lena Metelitsa
Power of Attorney

Exhibit Index

Exhibit Number	Cross Reference	Exhibit
1	(d)(41)

Form of Investment Advisory Agreement by and between Massachusetts Financial Services Company and MFS Variable Insurance Trust III (formerly, Sun Capital Advisers Trust), on behalf of its series, MFS Inflation-Adjusted Bond Portfolio (formerly, SC BlackRock Inflation Protected Bond Fund), MFS Blended Research Small Cap Equity Portfolio (formerly, SC BlackRock Small Cap Index Fund), MFS New Discovery Value Portfolio (formerly, SC Columbia Small Cap Value Fund), MFS Limited Maturity Portfolio (formerly, SC Goldman Sachs Short Duration Fund), MFS Mid Cap Value Portfolio (formerly, SC Goldman Sachs Mid Cap Value Fund), MFS Moderate Allocation Portfolio (formerly, SC Ibbotson Balanced Fund), MFS Conservative Allocation Portfolio (formerly, SC Ibbotson Conservative Fund), MFS Growth Allocation Portfolio (formerly, SC Ibbotson Growth Fund) and MFS Global Real Estate Portfolio (formerly, Sun Capital Global Real Estate Fund)

2	(i)(4)	Consent of Counsel dated September 27, 2012
3	(q)(9)	Consents of Trustee Nominees(*)